MURPHY
                                   NEW WORLD
                                     FUNDS

                        - Murphy New World Technology
                        - Murphy New World Biotechnology
                        - Murphy New World Technology
                          Convertibles


                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 2000

Dear Shareholder:

The year 2000 has been a tricky, difficult period for technology investing with a sharp run up early in the year (approaching a mania in Internet and biotech stocks), a sharp drop and a quick, although selective, recovery. Presidential election years normally turn quiet during the second half until the election, during which stock picking counts for more than anticipating market swings.

The Murphy New World Biotechnology Fund has been the star this year as portfolio manager Lissa Morgenthaler rode the mania up early in the year, went to cash before the sharp decline in these stocks and then reinvested for the recovery. As a result the June 26 issue of BusinessWeek ranked the Biotech Fund #1 in the country for the first half of 2000. Lissa has the Fund well positioned for the rest of the year.

The Technology and Convertible Technology Funds also raised cash, although about a month before the peak, and then reinvested, but before the bottom. IOve had a large exposure to Internet software infrastructure stocks that have not performed well yet, although I remain convinced that this is where much of the real value will be added in the next stage of building out the Internet.

The December quarter normally is a good one for technology stocks - November to February is an especially strong period. Our fiscal year ends in November and IOm continuing to work towards that date to produce good results for the year as a whole.

                                                Very truly yours,


                                                Michael Murphy, CFA
                                                Chief Investment Officer



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2000
                                  (Unaudited)

MURPHY NEW WORLD TECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                          Value(degree)
--------------------------------------------------------------------------------
COMMON STOCKS 85.70%
                 BIOTECHNOLOGY 9.29%
     3,600       PE Corp-Celera Genomics Group* ...............       $  200,250
     1,500       Protein Design Labs Inc.* ....................          159,984
                                                                      ----------
                                                                         360,234
                                                                      ----------
                 COMPUTERS 7.64%
     2,300       Cisco Systems Inc.* ..........................          130,884
     2,300       Oracle Corp.* ................................          165,313
                                                                      ----------
                                                                         296,197
                                                                      ----------
                 COMPUTER SERVICES 3.15%
     3,800       Safeguard Scientifics Inc.* ..................          122,313
                                                                      ----------

                 ELECTRONIC COMPONENTS 3.53%
     8,000       C-Cube Microsystems Inc-New* .................          137,000
                                                                      ----------

                 FINANCIAL 5.07%
    12,600       E*Trade Group Inc.* ..........................          196,481
                                                                      ----------

                 INTERNET SOFTWARE 12.34%
     1,500       Digital Insight Corp. * ......................           57,656
    45,000       Healthcentral.com* ...........................          161,719
    15,500       Persistence Software* ........................          259,141
                                                                      ----------
                                                                         478,516
                                                                      ----------
                 NETWORKING PRODUCTS 3.02%
     2,800       3Com Corp.* ..................................          117,075
                                                                      ----------

                 RETAIL INTERNET 2.25%
     3,500       Rowecom Inc.* ................................           15,859
     9,000       Sciquest.com Inc.* ...........................           71,438
                                                                      ----------
                                                                          87,297
                                                                      ----------
                 SEMI-CONDUCTORS 8.06%
     1,800       Applied Materials Inc.* ......................          150,356
     1,300       Intel Corp. ..................................          162,134
                                                                      ----------
                                                                         312,490
                                                                      ----------

                 SOFTWARE 27.26%
    27,000       Blaze Software Inc.* .........................       $  227,813
    20,000       Calico Commerce Inc.* ........................          245,625
     7,500       Microsoft Corp.* .............................          468,984
    15,000       Omnis Technology Corp.* ......................          114,375
                                                                      ----------
                                                                       1,056,797
                                                                      ----------
                 TELECOMMUNICATIONS 4.09%
     1,800       JDS Uniphase Corp.* ..........................          158,400
                                                                      ----------

TOTAL COMMON STOCKS
                 (cost $5,268,747) ............................        3,322,800
                                                                      ----------


SHORT TERM INVESTMENTS 5.14%
                 MUTUAL FUNDS 4.14%
   160,352       Firstar Treasury Fund
                 (cost $160,352) ..............................          160,352

                 REPURCHASE AGREEMENTS 1.00%
$   39,000       Firstar Bank Repurchase Agreement,
                   4.25%, due June 1, 2000
                   collateralized by FHA/VA Pool,
                   6.50%, due 08/15/11 ($39,787)
                   (cost $39,000) .............................           39,000
                                                                      ----------



* Non-income producing security
0 See Note 2 in Notes to Financial Statements.




                       See notes to financial statements



                                      -1-


                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

MURPHY NEW WORLD TECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                          Value(degree)
--------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS...................................       $  199,352
                                                                      ----------

TOTAL INVESTMENTS
                (cost $5,468,099)....................... 90.84%        3,522,152
Other assets less liabilities ..........................  9.16%          354,993
                                                        -------       ----------
TOTAL NET ASSETS                                        100.00%       $3,877,145
                                                        =======       ==========


MURPHY NEW WORLD BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                          Value(degree)
--------------------------------------------------------------------------------

COMMON STOCKS 82.86%
                 BIOTECHNOLOGY 58.54%
     5,000       Aastrom Biosciences Inc.* ....................       $   13,203
     4,000       Abgenix Inc.* ................................          315,375
     5,500       Affymetrix Inc.* .............................          653,984
     5,000       Alkermes Inc.* ...............................          182,969
     8,000       Alteon Inc.* .................................           12,750
     7,000       Biogen Inc.* .................................          381,281
    14,000       Celera Genomics* .............................          778,750
     2,000       Cell Genesys Inc.* ...........................           35,812
     3,000       Corixa Corp.* ................................           95,344
     1,800       Corvas International Inc.* ...................           11,362
     5,000       Diversa Corp.* ...............................          109,375
     3,000       EntreMed Inc.* ...............................           65,531
    10,000       Gene Logic Inc.* .............................          211,563
     6,000       Genetech Inc.* ...............................          644,250
     8,000       Geron Corp.* .................................          144,750
     7,000       Human Genome Sciences Inc.* ..................          614,688
     3,000       Ilex Oncology Inc.* ..........................           74,906
     4,000       Imclone Systems, Inc.* .......................          283,500
     8,000       Immunex Corp.* ...............................          206,750
     5,000       Invitrogen Corp.* ............................          198,906
     5,000       Maxygen Inc.* ................................          212,500
     3,000       Medarex Inc.* ................................          136,594
     2,000       Myriad Genetics, Inc.* .......................          156,813
     2,000       Pathogenesis Corp.* ..........................           30,188
     5,000       PE Corp-PE Biosystem .........................          277,656
     6,000       Protein Design Labs Inc.* ....................          639,937
     1,000       Sepracor Inc.* ...............................           95,687
     6,000       Sequenom Inc.* ...............................          122,438
    20,000       Serologicals Corp.* ..........................           80,938
     5,000       Vaxgen Inc.* .................................           68,750
                                                                      ----------
                                                                       6,856,550
                                                                      ----------

* Non-income producing security
0 See Note 2 in Notes to Financial Statements.




                       See notes to financial statements


                                      -2-

                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

MURPHY NEW WORLD BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                          Value(degree)
--------------------------------------------------------------------------------

                 HEALTHCARE FACILITIES 1.65%
    30,000       Healthsouth Corp.* ...........................       $  193,125
                                                                      ----------
                 INSURANCE 2.66%
    30,000       Humana Inc.* .................................          168,750
    34,000       Sierra Health Services* ......................          142,375
                                                                      ----------
                                                                         311,125
                                                                      ----------
                 MEDICAL EQUIPMENT & SUPPLIES 2.98%
    10,000       Boston Scientific Corp.* .....................          256,250
     6,000       Eclipse Surgical Technologies Inc.* ..........           20,625
    10,000       KeraVision, Inc.* ............................           52,813
     5,000       Vasomeical Inc.* .............................           19,844
                                                                      ----------
                                                                         349,532
                                                                      ----------
                 PHARMACEUTICALS 11.93%
     6,000       Alexion Pharmaceuticals Inc.* ................          223,687
    10,000       Cortex Pharmaceuticals Inc.* .................           28,750
     2,000       Coulter Pharmaceutical Inc.* .................           37,187
     1,000       Gilead Sciences Inc.* ........................           54,938
     3,000       King Pharmaceuticals Inc.* ...................          161,250
     3,000       Medimmune Inc.* ..............................          466,031
     4,000       Millennium Pharmaceuticals* ..................          334,375
     1,000       Progenics Pharmaceuticals Inc.* ..............           10,406
     5,000       Skye Pharma plc ADR ..........................           68,437
     2,000       Triangle Pharmaceuticals, Inc.* ..............           12,750
                                                                      ----------
                                                                       1,397,811
                                                                      ----------
                 THERAPEUTICS 3.36%
    15,000       Avant Immunotherapeutics Inc.* ...............           73,125
     1,500       Cor-Therapeutics Inc.* .......................           95,016
    15,000       Nexell Therapeutics Inc.* ....................           51,797
     1,000       QLT PhotoTherapeutic Inc.* ...................           49,000
     5,000       Transkaryotic Therapies Inc.* ................          125,156
                                                                      ----------
                                                                         394,094
                                                                      ----------
Shares/Principal Value
--------------------------------------------------------------------------------
                 SERVICES 0.34%
     5,000       MediaLogic Inc.* .............................       $   39,531
                                                                      ----------

                 SCIENTIFIC & Technical Instruments 1.40%
     4,000       Caliper Technologies Corp.* ..................          164,125
                                                                      ----------


TOTAL COMMON STOCKS
                        (cost $10,396,554) ....................        9,705,893
                                                                      ----------

SHORT TERM INVESTMENTS 2.68%
                 U.S. GOVERNMENT SECURITIES 2.56%
$  300,000       U.S. Treasury Bill 4.90%, 6/1/2000
                        (cost $300,000) .......................          300,000

                 MUTUAL FUNDS 0.12%
    13,946       Firstar Treasury Fund
                        (cost $13,946) ........................           13,946
                                                                      ----------


TOTAL SHORT TERM INVESTMENTS ..................................          313,946
                                                                      ----------

TOTAL INVESTMENTS
                        (cost $10,710,500).............. 85.54%       10,019,839
OTHER ASSETS LESS LIABILITIES........................... 14.46%        1,694,015
                                                        -------      -----------
TOTAL NET ASSETS........................................100.00%      $11,713,854
                                                        =======      ===========

* Non-income producing security
0 See Note 2 in Notes to Financial Statements.
  ADR -- American Depositary Receipts.




                       See notes to financial statements


                                      -3-

                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND
--------------------------------------------------------------------------------
Shares                                                          Value(degree)
--------------------------------------------------------------------------------

COMMON STOCKS 21.82%
                 BIOTECHNOLOGY 2.71%
       500       Protein Design Labs Inc.* ....................      $    53,328
                                                                     -----------

                 COMPUTER EQUIPMENT & Software 7.69%
     1,500       Microsoft Corp.* .............................           93,797
       800       Oracle Corp.* ................................           57,450
                                                                     -----------
                                                                         151,247
                                                                     -----------
                 COMPUTER NETWORKS 2.60%
       900       Cisco Systems* ...............................           51,216
                                                                     -----------

                 SEMICONDUCTORS 6.14%
       700       Applied Materials Inc.* ......................           58,472
       500       Intel Corp. ..................................           62,359
                                                                     -----------
                                                                         120,831
                                                                     -----------
                 TELECOMMUNICATIONS 2.68%
       600       JDS Uniphase Corp.* ..........................           52,800
                                                                     -----------

TOTAL COMMON STOCKS
                 (cost $449,059) ..............................          429,422
                                                                     -----------

PREFERRED STOCKS 19.95%
                 TELECOMMUNICATIONS 19.95%
     1,600       Global Crossing Pfd Convertible* .............          392,400
                                                                     -----------

TOTAL PREFERRED STOCKS
                (cost $406,800) ...............................          392,400
                                                                     -----------


Shares/Principal Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS 54.54%
                 BIOTECHNOLOGY 35.45%
$  135,000       Affymetrix Inc., 4.75%, due 02/15/07                $    92,812
   426,000       Glycomed Inc., 7.50%, due 01/01/03                      298,200
   100,000       Millennium Pharmaceuticals Inc.,
                        5.50%, due 01/15/07 ...................          116,250
   100,000       Protein Design Labs Inc.,
                        5.50%, due 02/15/07 ...................           91,500
                                                                     -----------
                                                                         598.762
                                                                     -----------
                 ELECTRONICS 9.35%
   125,000       Conexant Systems Inc., 4.00%,
                        due 02/15/07 ..........................           88,594
   100,000       Cymer Inc., 3.50%, due 08/06/04 ..............           98,875
   120,000       Vitesse Semiconductor Inc., 4.00%,
                        due 03/15/05. .........................           95,250
                                                                     -----------
                                                                         282,719
                                                                     -----------
                 FINANCIAL SERVICES 7.38%
   165,000       E Trade Group, 6.00%, due 02/02/07 ...........          145,200
                                                                     -----------

                 SOFTWARE 0.19%
    60,000       System Software Associates Inc.,
                        7.00%, due 09/15/02 ...................            3,600
                                                                     -----------

                 SPECIALTY MATERIALS 2.17%
    60,000       Hexcel Corp., 7.00%, due 08/01/11 ............           42,600
                                                                     -----------

TOTAL CONVERTIBLE BONDS
                 ($1,301,062) .................................        1,072,881
                                                                     -----------

TOTAL INVESTMENTS
                 (cost $2,156,921)...................... 96.31%        1,894,703
OTHER ASSETS LESS LIABILITIES...........................  3.69%           72,563
                                                        -------      -----------
TOTAL NET ASSETS........................................100.00%      $ 1,967,266
                                                        =======      ===========

* Non-income producing security.
0 See Note 2 in Notes to Financial Statements.


                       See notes to finanical statements



                                 MONTEREY FUNDS
              Statements of Assets and Liabilities - May 31, 2000
                                  (Unaudited)


                                                                                                                MURPHY
                                                                               MURPHY          MURPHY         NEW WORLD
                                                                              NEW WORLD       NEW WORLD       TECHNOLOGY
                                                                              TECHNOLOGY    BIOTECHNOLOGY    CONVERTIBLES
                                                                           ----------------------------------------------
ASSETS
    Investments in securities, at value
            (cost $5,468,099, $10,710,500, and $2,156,921, respectively)   $  3,522,152    $ 10,019,839    $  1,894,703
    Receivable for securities sold .....................................        326,749       1,969,644         256,805
    Receivable for fund shares sold ....................................         21,548          23,520          50,200
    Income receivable ..................................................            691           3,085          31,722
    Due from investment adviser (Note 3) ...............................          3,025               0           7,144
    Due from broker ....................................................            385               0           2,101
    Prepaid expenses and other .........................................         13,986          30,503          11,599
                                                                           ------------    ------------    ------------
            Total assets ...............................................      3,888,536      12,046,591       2,254,274
                                                                           ------------    ------------    ------------

LIABILITIES
    Payable to custodian ...............................................              0               0          89,524
    Payable for securities purchased ...................................              0         203,917         183,639
    Due to investment adviser (Note 3) .................................              0          10,157               0
    Due to broker ......................................................              0         102,194               0
    Accrued expenses and other .........................................         11,391          16,469          13,845
                                                                           ------------    ------------    ------------
            Total liabilities ..........................................         11,391         332,737         287,008
                                                                           ------------    ------------    ------------
            Total net assets ...........................................   $  3,877,145    $ 11,713,854    $  1,967,266
                                                                           ============    ============    ============

NET ASSETS
   Shares of beneficial interest, no par value;
           unlimited shares authorized ................................   $  4,817,900    $  9,370,510    $  2,243,720
   Undistributed net investment income (loss) .........................        (24,919)         (9,385)         24,363
   Accumulated net realized gain (loss) on
           investments ................................................      1,030,111       3,043,390         (38,599)
   Net unrealized appreciation (depreciation)
           on investments .............................................     (1,945,947)       (690,661)       (262,218)
                                                                          ------------    ------------    ------------
   Net assets .........................................................   $  3,877,145    $ 11,713,854    $  1,967,266
                                                                          ============    =============   ============

   Net asset value, offering and redemption price per share ...........   $      16.14    $      11.21    $      28.58
                                                                          ------------    ------------    ------------
   Shares Outstanding .................................................        240,177       1,045,244          68,822
                                                                          ============    =============   ============

                       See notes to financial statements


                                 MONTEREY FUNDS
        Statements of Operations - For The Six Months Ended May 31, 2000
                                  (Unaudited)


                                                                                                              MURPHY
                                                                                 MURPHY         MURPHY       NEW WORLD
                                                                                NEW WORLD     NEW WORLD      TECHNOLOGY
                                                                               TECHNOLOGY   BIOTECHNOLOGY   CONVERTIBLES
                                                                              ------------------------------------------
INVESTMENT INCOME
        Interest ..........................................................   $    12,996    $    68,007    $    42,457
        Dividends .........................................................            39          3,772             15
                                                                              -----------    -----------    -----------
                Total investment income ...................................        13,035         71,779         42,472
                                                                              -----------    -----------    -----------

EXPENSES
        Adviser fees (Note 3) .............................................        19,073         41,110          5,775
        Distribution fees (Note 4) ........................................         4,768         10,278          2,310
        Transfer agent fees ...............................................         8,416          9,872          8,832
        Administrative fees (Note 3) ......................................         8,252          8,551          8,958
        Custodian fees ....................................................         3,233          3,863          2,009
        Audit fees ........................................................         4,033          4,011          4,011
        Legal fees ........................................................         5,207          5,257          5,204
        Registration fees .................................................         9,020          8,977         10,764
        Trustees' fees ....................................................           634            630            632
        Printing expense ..................................................         1,472          1,796          1,681
        Postage expense ...................................................           539            887            732
        Other expenses ....................................................           854            858            782
                                                                              -----------    -----------    -----------
                Total expenses ............................................        65,501         96,090         51,690
        Less: Expense reimbursement from adviser (Note 3) .................       (27,546)       (13,926)       (33,308)
                                                                              -----------    -----------    -----------
                Net expenses ..............................................        37,955         82,164         18,382
                                                                              -----------    -----------    -----------
                Net investment income (loss) ..............................       (24,920)       (10,385)        24,090
                                                                              -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments ...........................     1,022,091      3,051,819         83,563
        Net change in unrealized appreciation (depreciation) on investments    (2,351,867)      (556,833)      (144,901)
                                                                              -----------    -----------    -----------
        Net gain (loss) on investments ....................................    (1,329,776)     2,494,986        (61,338)
                                                                              -----------    -----------    -----------
        Net increase (decrease) in net assets
                resulting from operations .................................   $(1,354,696)   $ 2,484,601    $   (37,248)
                                                                              ===========    ===========    ===========


                       See notes to financial statements


                                 MONTEREY FUNDS
                       Statements of Changes in Net Assets

                                                          MURPHY                          MURPHY
                                                         NEW WORLD                       NEW WORLD
                                                         TECHNOLOGY                    BIOTECHNOLOGY
                                          ---------------------------------------------------------------
                                             FOR THE SIX                     FOR THE SIX
                                             MONTHS ENDED    YEAR ENDED      MONTHS ENDED    YEAR ENDED
                                               MAY 31,        NOV. 30,         MAY 31,        NOV. 30,
                                                2000            1999             2000           1999
                                          ---------------------------------------------------------------
                                             (UNAUDITED)                     (UNAUDITED)
OPERATIONS
  Net investment income (loss) ..........   $    (24,920)   $    (19,713)   $    (10,385)   $        999
  Net realized gain (loss) on investments      1,022,091         115,284       3,051,819         345,002
  Net change in unrealized appreciation
       (depreciation) on investments ....     (2,351,867)        847,028        (556,833)        363,720
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
       resulting from operations ........     (1,354,696)        942,599       2,484,601         709,721
                                            ------------    ------------    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
  Dividends from net investment income ..              0               0               0               0
  Distributions from net realized gain ..        (30,244)              0        (128,662)              0
                                            ------------    ------------    ------------    ------------
                                                 (30,244)              0        (128,662)              0
                                            ------------    ------------    ------------    ------------
FUND SHARE TRANSACTIONS
  Net proceeds from shares sold .........      4,739,463       2,777,662       7,531,599       1,082,198
  Dividends reinvested ..................         26,928               0         128,453               0
  Payment for shares redeemed ...........     (2,009,306)     (2,230,800)     (2,960,042)     (1,092,448)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
       from fund share transactions .....      2,757,085         546,862       4,700,010         (10,250)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets .      1,372,145       1,489,461       7,055,949         699,471
  NET ASSETS, BEGINNING OF PERIOD .......      2,505,000       1,015,539       4,657,905       3,958,434
                                            ------------    ------------    ------------    ------------
  NET ASSETS, END OF PERIOD .............   $  3,877,145    $  2,505,000    $ 11,713,854    $  4,657,905
                                            ============    ============    ============    ============
  UNDISTRIBUTED NET
       INVESTMENT INCOME (LOSS)
       AT END OF PERIOD .................        (24,919)              0          (9,385)            999
                                            ============    ============    ============    ============

CHANGES IN SHARES OUTSTANDING
  Shares sold ...........................        202,114         172,509         691,882         156,398
  Shares issued on reinvestment
       of dividends .....................          1,176               0          17,572               0
  Shares redeemed .......................        (81,468)       (141,404)       (277,047)       (162,600)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in
       Shares outstanding ...............        121,822          31,105         432,407          (6,202)
                                            ============    ============    ============    ============





                                                        MURPHY
                                                      NEW WORLD
                                                      TECHNOLOGY
                                                     CONVERTIBLES
                                            -------------------------------
                                               FOR THE SIX
                                               MONTHS ENDED    YEAR ENDED
                                                  MAY 31,       NOV. 30,
                                                   2000           1999
                                            -------------------------------
                                               (UNAUDITED)
OPERATIONS
  Net investment income (loss) ..........   $     24,090    $     53,260
  Net realized gain (loss) on investments         83,563         248,844
  Net change in unrealized appreciation
       (depreciation) on investments ....       (144,901)         72,890
                                            ------------    ------------
  Net increase (decrease) in net assets
       resulting from operations ........        (37,248)        374,994
                                            ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
  Dividends from net investment income ..        (52,386)        (56,712)
  Distributions from net realized gain ..              0               0
                                            ------------    ------------
                                                 (52,386)        (56,712)
                                            ------------    ------------

FUND SHARE TRANSACTIONS
  Net proceeds from shares sold .........        739,306       2,397,905
  Dividends reinvested ..................         48,541          52,619
  Payment for shares redeemed ...........       (194,802)     (2,428,098)
                                            ------------    ------------
  Net increase (decrease) in net assets
       from fund share transactions .....        593,045          22,426
                                            ------------    ------------
  Net increase (decrease) in net assets .        503,411         340,708
  NET ASSETS, BEGINNING OF PERIOD .......      1,463,855       1,123,147
                                            ------------    ------------
  NET ASSETS, END OF PERIOD .............   $  1,967,266    $  1,463,855
                                            ============    ============
  UNDISTRIBUTED NET
       INVESTMENT INCOME (LOSS)
       AT END OF PERIOD .................         24,363          52,659
                                            ============    ============
CHANGES IN SHARES OUTSTANDING
  Shares sold ...........................         22,586          96,131
  Shares issued on reinvestment
       of dividends .....................          1,797           2,452
  Shares redeemed .......................         (6,285)        (98,588)
                                            ------------    ------------
  Net increase (decrease) in
       Shares outstanding ...............         18,098              (5)
                                            ============    ============




                       See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2000
                                  (Unaudited)


NOTE 1.  ORGANIZATION
     Monterey Mutual Fund (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the PIA Income Fund (formerly the Camborne Government Income Fund), the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the Murphy New World Technology Fund, (the "Technology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; the Murphy New World Technology Biotechnology Fund, ("Biotechnology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; the Murphy New World Technology Convertibles Fund, ("Convertibles Fund"), to maximize total return through a combination of capital appreciation and income.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

     OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

     If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

     If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     FUTURES CONTRACTS - The Technology Fund, the Biotechnology Fund and the Convertibles Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2000 (continued)
                                   (Unaudited)

     FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

     The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

     Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

     Subsequent market fluctuations of securities sold short may require a Trust to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

     FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required. At May 31, 2000, the Convertibles Fund had a capital loss carryforward of approximately $122,000, which expires in varying amounts through 2002, 2005, 2006.

     OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
     The Technology Fund and Biotechnology Fund each have an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy"), whereby each Fund pays Murphy a fee, computed daily and payable monthly, at the annual rate of 1.00% of their respective net assets.

     The Convertibles Fund also has an investment advisory agreement with Murphy. The Convertibles Fund pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                   ASSETS                                  FEE RATE
                   ------                                  --------
                   0 to $150 million .....................  0.625%
                   $150 million to $250 million ..........  0.500%
                   Over $250 million .....................  0.375%

     For the six months ended May 31, 2000 Murphy agreed to reimburse the Funds for expenses in excess of 1.99% of average net assets.

     The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

                                 MONTEREY FUNDS
            Notes to Financial Statements - May 31, 2000 (continued)
                                   (Unaudited)

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN
     Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.25%.

NOTE 5.  PURCHASES AND SALES OF SECURITIES
     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2000, were as follows:

                                                 PURCHASES         SALES
                                                 ---------         -----
        Technology Fund ....................    $8,533,546      $6,294,883
        Biotechnology Fund .................    40,790,250      33,648,055
        Convertibles Fund ..................     3,065,110       1,610,218

     The cost for Federal income tax purposes for the Technology Fund is $5,485,621, the Biotechnology Fund is $11,272,586 and the Convertibles Fund is $2,165,000. Unrealized appreciation and depreciation on investments at May 31, 2000 based on cost for Federal income taxes are as follows:

                                 UNREALIZED      UNREALIZED
                                APPRECIATION    DEPRECIATION        NET
                                ------------    ------------        ---
        Technology Fund ........   $78,240      ($2,041,709)    ($1,963,469)
        Biotechnology Fund .....   359,428       (1,612,175)     (1,252,747)
        Convertibles Fund. .....     2,632         (272,929)       (270,297)


                                 MONTEREY FUNDS
                           MURPHY NEW WORLD TECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                     FOR THE SIX
                                                     MONTHS ENDED     YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                       MAY 31,          NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                        2000              1999         1998       1997++      1996*        1995*
                                                     -----------------------------------------------------------------------------
                                                      (Unaudited)

Net asset value, beginning of period ..............     $  21.17       $  11.64    $  19.18     $ 20.51     $ 17.81       $ 14.35
                                                        --------       --------    --------     -------     -------       -------

Income from investment operations
Net investment (loss) .............................        (0.15)         (0.17)      (0.31)      (0.33)      (0.40)        (0.32)
Net realized and unrealized (loss)
        on investments ............................        (4.65)          9.70       (4.77)      (0.40)       4.86          4.19
                                                        --------       --------    --------     -------     -------       -------
Total from investment operations ..................        (4.80)          9.53       (5.08)      (0.73)       4.46          3.87
                                                        --------       --------    --------     -------     -------       -------

Less distributions
Dividends from net investment income ..............         0.00           0.00        0.00        0.00        0.00          0.00
Distributions from net realized gains .............        (0.23)          0.00       (2.46)      (0.60)      (1.76)        (0.41)
                                                        --------       --------    --------     -------     -------       -------
Total distributions ...............................        (0.23)          0.00       (2.46)      (0.60)      (1.76)        (0.41)
                                                        --------       --------    --------     -------     -------       -------
Net asset value, end of period ....................     $  16.14       $  21.17    $  11.64     $ 19.18     $ 20.51       $ 17.81
                                                        ========       ========    ========     =======     =======       =======
Total return** ....................................       (22.99%)        81.87%     (28.51%)     (3.69%)     26.32%        26.95%

Ratios/supplemental data
Net assets, end of period (in 000's) ..............     $  3,877       $  2,505    $  1,016     $ 1,439     $   886       $   281
Ratio of expenses to average net assets ...........         1.99%+         1.99%       2.44%       2.44%       2.34%         2.44%
Ratio of expenses to average net assets,
before reimbursement ..............................         3.44%+         6.10%       7.14%       8.13%      10.44%        18.74%
Ratio of net investment income (loss) to
average net assets ................................        (1.31%)+       (1.32%)     (2.20%)     (1.96%)      2.06%         1.97%
Portfolio turnover rate ...........................       217.28%        434.84%     142.89%      57.01%      17.33%        40.77%

-----------
*   Based on average shares outstanding.
+   Annualized
**  Not annualized for periods less than a year.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.


                       See notes to financial statements


                                 MONTEREY FUNDS
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                     FOR THE SIX
                                                    MONTHS ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                        MAY 31,     NOV. 30,        NOV. 30,      NOV. 30,    NOV. 30,     NOV. 30,
                                                         2000         1999            1998         1997++       1996*        1995*
                                                    -------------------------------------------------------------------------------
                                                     (Unaudited)

Net asset value, beginning of period ..............   $  7.60        $  6.39       $  8.07        $  7.19      $  6.74     $  6.12
                                                      -------        -------       -------        -------      -------     -------

Income from investment operations
Net investment (loss) .............................     (0.01)          0.00         (0.15)         (0.16)       (0.17)      (0.15)
Net realized and unrealized (loss)
        on investments ............................      3.83           1.21         (1.53)          1.04         0.62        0.77
                                                      -------        -------       -------        -------      -------     -------
Total from investment operations ..................      3.82           1.21         (1.68)          0.88         0.45        0.62
                                                      -------        -------       -------        -------      -------     -------

Less distributions
Distributions from net realized gains .............     (0.21)          0.00          0.00           0.00         0.00        0.00
                                                      -------        -------       -------        -------      -------     -------
Total distributions ...............................     (0.21)          0.00          0.00           0.00         0.00        0.00
                                                      -------        -------       -------        -------      -------     -------
Net asset value, end of period ....................   $ 11.21        $  7.60       $  6.39        $  8.07      $  7.19     $  6.74
                                                      =======        =======       =======        =======      =======     =======
Total return** ....................................     51.74%         18.94%       (20.82%)        12.24%        6.67%      10.13%

Ratios/supplemental data
Net assets, end of period (in 000's) ..............   $11,714        $ 4,658       $ 3,958        $ 2,353      $   231     $   400
Ratio of expenses to average net assets ...........      1.99%+         1.99%         2.44%          2.47%        2.65%       2.89%
Ratio of expenses to average net assets,
before reimbursement ..............................      2.33%+         3.27%         3.79%          8.58%       15.28%       9.96%
Ratio of net investment income (loss) to
average net assets ................................     (0.25%)+        0.02%        (2.11%)        (1.98%)      (2.31%)     (2.18%)
Portfolio turnover rate ...........................    675.01%        313.79%       458.56%         15.09%        2.79%      36.89%

-------------------
+  Annualized
*  Based on average shares outstanding.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/20/96, Monitrend Investment Management Inc. was the Fund's investment adviser.
** Not annualized for periods less than one year.

                       See notes to financial statements



                                 MONTEREY FUNDS
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              Financial Highlights
                (For a share outstanding throughout each period)


                                        FOR THE SIX
                                       MONTHS ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          MAY 31,       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                           2000           1999            1998           1997++           1996            1995
                                       -------------------------------------------------------------------------------------------
                                         (UNAUDITED)

Net asset value, beginning of period ...   $ 28.86         $ 22.14        $ 26.52        $ 26.64        $ 21.42        $ 16.67
                                           -------         -------        -------        -------        -------        -------
Income from investment operations
Net investment (loss) ..................      0.41            1.05           1.19           0.21           0.01           0.02
Net realized and unrealized (loss)
        on investments .................      0.36            6.79          (5.27)         (0.33)          5.23           4.82
                                           -------         -------        -------        -------        -------        -------
Total from investment operations .......      0.77            7.84          (4.08)         (0.12)          5.24           4.84
                                           -------         -------        -------        -------        -------        -------

Less distributions
Dividends from net investment income ...     (1.05)          (1.12)         (0.30)          0.00          (0.02)         (0.09)
                                           -------         -------        -------        -------        -------        -------
Total distributions ....................     (1.05)          (1.12)         (0.30)          0.00          (0.02)         (0.09)
                                           -------         -------        -------        -------        -------        -------
Net asset value, end of period .........   $ 28.58         $ 28.86        $ 22.14        $ 26.52        $ 26.66        $ 21.51
                                           =======         =======        =======        =======        =======        =======
Total return** .........................      2.88%          37.16%        (15.55%)        (0.45%)        24.49%         29.19%

Ratios/supplemental data
Net assets, end of period (in 000's) ...   $ 1,967         $ 1,464        $ 1,123        $ 1,435        $ 1,560        $ 1,377
Ratio of expenses to average net assets       1.99%+          1.99%          2.44%          2.44%          2.26%          2.44%
Ratio of expenses to average net assets,
before reimbursement ...................      5.59%+          6.91%          6.94%          6.83%          5.11%          6.08%
Ratio of net investment income (loss) to
average net assets .....................      2.60%+          3.99%          4.64%          0.76%          0.04%          0.10%
Portfolio turnover rate ................    148.31%         156.08%         28.90%         85.91%         80.93%        151.86%

--------------
+    Annualized
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser. Prior to 2/1/95, Monitrend Investment Management Inc. was the Fund's investment adviser.
**   Not annualized for periods less than one year.

                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                     FUNDS


                                  -OCM Gold
                                  -PIA Income
                                  -PIA Equity


                                    Monterey
                                     Mutual
                                      Fund



                               Semi-Annual Report
                                  (Unaudited)
                                  May 31, 2000



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2000
                                  (Unaudited)


OCM GOLD FUND
--------------------------------------------------------------------------------
Shares                                                                Value**
--------------------------------------------------------------------------------

COMMON STOCKS 91.40%

              MAJOR GOLD PRODUCERS 51.67%
    31,500    Anglogold Ltd. ADR ....................................$  619,172
    32,000    Barrick Gold Corp. ....................................   578,000
    15,000    Freeport-McMoRan Copper &
              Gold Inc. Class B .....................................   137,813
     5,000    Freeport-McMoRan Copper & Gold Inc. ...................    44,687
   100,000    Gold Fields Ltd. ADR ..................................   390,625
   150,000    Homestake Mining Co. .................................. 1,012,500
    75,000    Newmont Mining Corp. .................................. 1,729,687
   130,000    Placer Dome Inc. ...................................... 1,072,500
                                                                     ----------
                                                                      5,584,984
                                                                     ----------

              INTERMEDIATE/MID-TIER
                  GOLD PRODUCERS 24.62%
    35,000    Agnico-Eagle Mines ....................................   188,125
   130,000    Battle Mountain Gold Co. ..............................   251,875
    15,000    Compania de Minas Buenaventura - ADR ..................   225,938
    75,000    Glamis Gold Ltd.* .....................................   140,625
   140,000    GoldCorp Inc. .........................................   892,500
    30,000    Harmony Gold Mining - ADR .............................   147,656
   300,000    Kinross Gold Corp.* ...................................   281,250
    85,000    Meridian Gold Inc.* ...................................   462,187
   125,000    TVX Gold Inc.* ........................................    70,312
                                                                     ----------
                                                                      2,660,468
                                                                     ----------
              JUNIOR GOLD PRODUCERS 5.03%
    55,000    Aurizon Mines, Ltd. ...................................    36,907
    66,000    Golden Cycle Gold Corp.* ..............................   400,125
    30,000    Miramar Mining Corp.* .................................    16,025
    55,000    Richmont Mines Inc.* ..................................    66,102
    10,000    River Gold Mines Ltd.* ................................    15,691
    25,000    Viceroy Resources Corp. ...............................     9,181
                                                                     ----------
                                                                        544,031
                                                                     ----------

*  Non-income producing security.
** See Note 2 in Notes to Financial Statements.
   ADR - American Depositary Receipts.



OCM GOLD FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                  Value**
--------------------------------------------------------------------------------
              EXPLORATION AND DEVELOPMENT
              COMPANIES 0.68%
   200,000    Addwest Minerals International Ltd.* ..................$    8,012
    10,000    Crown Resources Corp. .................................     7,188
   100,000    Franc-Or Resources Corp. ..............................    16,692
    10,000    Golden Queen Mining Ltd.* .............................     1,936
   185,500    New Guinea Gold Corp. .................................    12,386
    25,000    Omni Resources Inc. ...................................     1,085
   100,000    Silver Eagle Resources Inc.* ..........................    26,708
                                                                     ----------
                                                                         74,007
                                                                     ----------

              PRIMARY SILVER PRODUCERS 0.85%
    18,332    Coeur D'Alene Mines Corp. .............................    44,684
    45,000    Hecla Mining Co. ......................................    47,812
                                                                     ----------
                                                                         92,496
                                                                     ----------

              PLATINUM/PALLADIUM
              PRODUCERS 3.25%
    12,500    Stillwater Mining Co.* ................................   350,781
                                                                     ----------

              GOLD MINING ROYALTY
              COMPANIES 4.48%
    40,000    Franco Nevada Mining Corp. ............................   484,746
                                                                     ----------

              NONMETALLIC MINERAL MINING 0.82%
    15,000    Aber Resournces Ltd.* .................................    88,125
                                                                     ----------



TOTAL COMMON STOCKS
               (cost $12,111,266) ................................... 9,879,638
                                                                     ----------

PREFERRED STOCKS 0.16%
     1,000    Placer Dome Inc. Series A
                        (cost $16,075) ..............................    17,188
                                                                     ----------

                       See notes to financial statements



                                      -1-



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2000
                                  (Unaudited)



OCM GOLD FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                          Value(degree)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 8.84%
            MUTUAL FUNDS 5.05%
   545,458    Firstar Treasury Fund
                        (cost $545,458) .........................  $    545,458
                                                                     ----------

              REPURCHASE AGREEMENTS 3.79%
$  410,000    Firstar Bank Repurchase Agreement, 4.25%,
                due June 1, 2000, collateralized
                by FHA/VA Pool, 6.50%
                due 08/15/11 ($418,279)
                (cost $410,000) .................................       410,000
                                                                     ----------

TOTAL SHORT TERM INVESTMENTS ....................................       955,458
                                                                     ----------

TOTAL INVESTMENTS
                (cost $13,082,799) ...................... 100.40%    10,852,284
Liabilities less other assets ...........................  (0.40%)      (42,928)
                                                          ------    -----------
TOTAL NET ASSETS ........................................ 100.00%   $10,809,356
                                                          ======    ===========


*  Non-income producing security.
** See Note 2 in Notes to Financial Statements.


PIA INCOME FUND
--------------------------------------------------------------------------------
Principal
Value   Value(degree)
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 93.82%
                CORPORATE 19.47%
$   30,000    Rochester Gas & Electric Corp.,
                      9.375%, 04/01/21 ..............................$   30,614
    40,000    Rohm & Haas Holdings Co.,
                      9.80%, 04/15/20 ...............................    44,780
    85,000    W.R. Berkley Corp., 9.875%,
                         05/15/08 ...................................    86,007
                                                                     ----------
                                                                        161,401
                                                                     ----------

              MORTGAGE-BACKED SECURITIES 3.75%
     502      FNMA CMO 199-192 CL-SA,
                    11.00%, 04/25/07 ................................       501
     7,451    GNMA, 9.50%, 09/15/19 .................................     7,787
     2,916    Prudential 1993-59 A5,
                    7.125%, 12/25/00 ................................     2,905
    18,925    Traveler's Mortgage Securities
                        Corp., 12.00%, 03/01/14 .....................    19,950
                                                                     ----------
                                                                         31,143
                                                                     ----------

              U.S. GOVERNMENT SECURITIES 70.60%
   135,000    U.S. Treasury Bonds,
                        7.25%, 08/15/04 .............................   137,953
                                                                     ----------
   135,000    U.S. Treasury Bonds,
                        6.50%, 10/15/06 .............................   134,199
                                                                     ----------
   100,000    U.S. Treasury Bonds,
                        6.00%, 08/15/09 .............................    97,406
                                                                     ----------
    25,000    U.S. Treasury Bonds,
                        6.375%, 08/15/27 ............................    25,281
                                                                     ----------
    85,000    U.S. Treasury Bonds,
                        6.125%, 11/15/27 ............................    83,300
                                                                     ----------
    25,000    U.S. Treasury Bonds,
                        5.50%, 08/15/28 .............................    22,516
                                                                     ----------
    85,000    U.S. Treasury Bonds,
                        6.125%, 08/15/29 ............................    84,681
                                                                     ----------
                                                                        585,336
                                                                     ----------

                       See notes to financial statements

                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2000
                                  (Unaudited)



PIA INCOME FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                            Value(degree)
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS
              (cost $796,098) .......................................$  777,880
                                                                     ----------
SHORT TERM INVESTMENTS 2.68%
    22,265    Firstar Treasury Fund
                        (cost $22,265) ..............................    22,265
                                                                     ----------
TOTAL INVESTMENTS
              (cost $818,363) .......................... 96.50%         800,145
Other assets less liabilities ..........................  3.50%          28,985
                                                        -------      ----------
TOTAL NET ASSETS                                        100.00%      $  829,130
                                                        =======      ==========

*      Non-income producing security.
0      See Note 2 in Notes to Financial Statements.
CMO -  Collateralized Mortgage Obligation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association



PIA EQUITY
--------------------------------------------------------------------------------
Shares/Principal Value                                            Value(degree)
--------------------------------------------------------------------------------

COMMON STOCKS 46.49%
               BANKING 2.15%
   2,150       Cullen/Frost Bankers Inc. ........................       $ 56,975
                                                                        --------
               CAPITAL GOODS 2.64%
   3,850       Callaway Golf ....................................         69,781
                                                                        --------
               COMPUTERS/SOFTWARE 3.28%
   3,500       Concord Communication Inc.* ......................         86,625
                                                                        --------
               COSMETICS & Toiletries 2.24%
   2,250       Alberto-Culver Co. ...............................         59,203
                                                                        --------
               DRUGS WHOLESALE 3.44%
  17,550       Bergen Brunswig Corp. ............................         91,040
                                                                        --------
               ELECTRONICS 1.55%
   1,400       Tweeter Home Entertainment Group Inc.* ...........         40,994
                                                                        --------
               HOME FURNISHINGS STORES 1.83%
   5,700       Pier 1 Imports Inc. ..............................         48,450

               NETWORK & COMMUNICATION DEVICES 3.22%
   7,750       Netrix Corp.* ....................................         85,008
                                                                        --------
               OIL & Gas Equipment Services 3.01%
   1,500       Lone Star Technologies Inc.* .....................         79,500
                                                                        --------
               REAL ESTATE INVESTMENT TRUSTS 7.41%
   5,000       Crescent Real Estate Equities Co. ................        102,188
   4,350       Duke Realty Investments Inc. .....................         93,797
                                                                        --------
                                                                         195,985
                                                                        --------


                       See notes to financial statements

--------------------------------------------------------------------------------
Shares/Principal Value                                            Value(degree)
--------------------------------------------------------------------------------

               RETAIL 7.38%
   9,375       Ames Department Stores Inc.* .....................     $  111,035
   4,400       Children's Place Retail Stores Inc.* .............         84,150
                                                                      ----------
                                                                         195,185
                                                                      ----------
               RUBBER & PLASTICS 2.60%
  15,200       U.S. Plastic Lumber Corp.* .......................         68,875
                                                                      ----------
               SPECIALTY CHEMICALS 3.45%
   3,500       Cabot Corp. ......................................         91,219
                                                                      ----------
               SEMICONDUCTOR 2.29%
   2,800       Microsemi Corp.* .................................         60,637
                                                                      ----------
TOTAL COMMON STOCKS
               (cost $1,476,499)                                       1,229,477
                                                                      ----------
SHORT TERM INVESTMENTS 55.05%
               MUTUAL FUNDS 5.66%
 149,560       Firstar Treasury Fund (cost $149,560) ............        149,560
                                                                      ----------
               REPURCHASE AGREEMENTS 49.39%
$1,306,000     Firstar Bank Repurchase Agreement 4.25%
                        due June 1, 2000 collateralized by
                        FHA/VA Pool, 6.50%,
                        due 08/15/11 ($1,332,371)
                        (cost $1,306,000) .......................      1,306,000
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS ....................................      1,455,560
                                                                      ----------

*   Non-income producing security.
0   See Note 2 in Notes to Financial Statements.


PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                            Value(degree)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS
               (cost $2,932,059) ...................101.54%         $ 2,685,037
LIABILITIES LESS OTHER ASSETS ...................... (1.54%)            (40,943)
                                                    -------         -----------
TOTAL NET ASSETS .................................. 100.00%         $ 2,644,094
                                                    =======         ===========

                       See notes to financial statements

                                 MONTEREY FUNDS
              Statements of Assets and Liabilities - May 31, 2000
                                  (Unaudited)


                                                                            OCM              PIA           PIA
                                                                            GOLD            INCOME        EQUITY
                                                                      ----------------------------------------------
ASSETS
        Investments in securities, at value
                ($13,082,799, $818,363 and $1,626,059, respectively)   $ 10,852,284    $    800,145    $  1,379,037
        Repurchase agreements, at value (cost $1,306,000) ..........              0               0       1,306,000
        Receivable for fund shares sold ............................         43,347               0               0
        Income receivable ..........................................          5,805          10,596           3,545
        Due from investment adviser (Note 3) .......................              0          11,126           1,050
        Prepaid expenses and other .................................          6,992          15,591          16,187
                                                                       ------------    ------------    ------------
                Total assets .......................................     10,908,428         837,458       2,705,819
                                                                       ------------    ------------    ------------
LIABILITIES
        Payable for securities purchased ...........................              0               0          50,385
        Payable for fund shares redeemed ...........................         63,251               0           3,640
        Accrued expenses and other .................................         30,057           7,982           7,700
        Dividends payable ..........................................              0             346               0
        Due to investment adviser (Note 3) .........................          5,764               0               0
                                                                       ------------    ------------    ------------
                Total liabilities ..................................         99,072           8,328          61,725
                                                                       ------------    ------------    ------------
                Total net assets ...................................   $ 10,809,356    $    829,130    $  2,644,094
                                                                       ============    ============    ============

NET ASSETS
        Shares of beneficial interest, no par value;
                unlimited shares authorized ........................   $ 15,949,364    $    894,543    $  2,315,073
        Undistributed net investment (loss) ........................        (60,699)           (139)         (3,271)
        Accumulated net realized gain (loss) on
                investments ........................................     (2,848,795)        (47,055)        579,314
        Net unrealized appreciation (depreciation)
                on investments .....................................     (2,230,514)        (18,219)       (247,022)
                                                                       ------------    ------------    ------------
                Net assets .........................................   $ 10,809,356    $    829,130    $  2,644,094
                                                                       ============    ============    ============

CALCULATION OF MAXIMUM OFFERING PRICE
        Net asset value, offering and redemption price per share ...   $       4.12    $      12.99    $      20.32
        Maximum sales charge (4.50% of offering price) .............           0.19            0.61            0.96
                                                                       ------------    ------------    ------------
        Offering price to public ...................................   $       4.31    $      13.60    $      21.28
                                                                       ------------    ------------    ------------
                Shares Outstanding .................................      2,620,541          63,825         130,151
                                                                       ============    ============    ============

                       See notes to financial statements



                                 MONTEREY FUNDS
        Statements of Operations - For The Six Months Ended May 31, 2000
                                  (Unaudited)


                                                                                  OCM            PIA            PIA
                                                                                  GOLD         INCOME          EQUITY
                                                                             ------------------------------------------
INVESTMENT INCOME
        Interest .........................................................   $    21,543    $    28,540    $    14,447
        Dividends ........................................................        52,929              0          5,410
                                                                             -----------    -----------    -----------
                Total investment income ..................................        74,472         28,540         19,857
                                                                             -----------    -----------    -----------

EXPENSES
        Adviser & sub adviser fees (Note 3) ..............................        55,398          1,687         14,609
        Distribution fees (Note 4) .......................................        54,844          1,085          3,652
        Administrative fees (Note 3) .....................................         8,619          8,551          8,105
        Transfer agent fees ..............................................        10,480          8,142          8,721
        Custodian fees ...................................................         5,240          1,860          2,873
        Audit fees .......................................................         4,011          4,011          3,911
        Legal fees .......................................................         2,069          3,641          3,007
        Registration fees ................................................        13,203          2,503          3,651
        Trustees' fees ...................................................           634            760            634
        Printing expense .................................................         3,698          1,034          1,547
        Postage expense ..................................................         1,464            501            366
        Other expenses ...................................................         1,141            540          1,234
                                                                             -----------    -----------    -----------
                Total expenses ...........................................       160,801         34,315         52,310
        Less: Expense reimbursement from adviser & sub-adviser (Note 3) ..       (25,630)       (29,632)       (25,977)
                                                                             -----------    -----------    -----------
                Net expenses .............................................       135,171          4,683         26,333
                                                                             -----------    -----------    -----------
                Net investment income (loss) .............................       (60,699)        23,857         (6,476)
                                                                             -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments ..........................        (4,489)        (6,476)       626,879
        Net change in unrealized appreciation (deprecation) on investments    (1,526,706)       (13,056)      (318,975)
                                                                             -----------    -----------    -----------
        Net gain (loss) on investments ...................................    (1,531,195)       (19,532)       307,904
                                                                             -----------    -----------    -----------
        Net increase (decrease) in net assets
                resulting from operations ................................   $(1,591,894)   $     4,325    $   301,428
                                                                             ===========    ===========    ===========


                       See notes to financial statements



                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets

                                                             OCM                                    PIA
                                                             GOLD                                 INCOME
                                                 ---------------------------------------------------------------------
                                                 For the six                           For the six
                                                 months ended      Year ended          months ended         Year ended
                                                    May 31,         Nov. 30,              May 31,            Nov. 30,
                                                     2000            1999                  2000                1999
                                                 ----------------------------------------------------------------------
                                                  (Unaudited)                           (Unaudited)

Operations
        Net investment income (loss) ..........   $    (60,699)   $    (99,883)      $     23,857         $     51,646
        Net realized gain (loss) on investments         (4,489)       (667,419)            (6,476)                (769)
        Net change in unrealized appreciation
                (depreciation) on investments .     (1,526,706)        339,128            (61,369)             (61,369)
                                                  ------------    ------------       ------------         ------------
        Net increase (decrease) in net assets
                resulting from operations .....     (1,591,894)       (428,174)             4,325              (10,492)
                                                  ------------    ------------       ------------         ------------

        Net equalization (debits) credits .....              0               0                 98                 (142)
                                                  ------------    ------------       ------------         ------------

Dividends Paid to Shareholders
        Dividends from net investment income ..              0               0            (24,493)             (51,616)
        Distributions from realized gains .....              0               0                  0                    0
                                                  ------------    ------------       ------------         ------------
                                                             0               0            (24,493)             (51,616)
                                                  ------------    ------------       ------------         ------------
Fund Share Transactions
        Net proceeds from shares sold .........      1,566,765       4,601,404             65,494               98,544
        Dividends reinvested ..................              0               0             22,568               47,613
        Payment for shares redeemed ...........       (964,610)       (625,395)          (105,703)            (238,969)
                                                  ------------    ------------       ------------         ------------
        Net increase (decrease) in net assets
                from fund share transactions ..        602,155       3,976,009            (17,641)             (92,812)
                                                  ------------    ------------       ------------         ------------
        Net increase (decrease) in net assets .       (989,739)      3,547,835            (37,711)            (155,062)
        NET ASSETS, Beginning of Period .......     11,799,095       8,251,260            866,841            1,021,903
                                                  ------------    ------------       ------------         ------------
        NET ASSETS, End of Period .............   $ 10,809,356    $ 11,799,095       $    829,130         $    866,841
                                                  ============    ============       ============         ============
        Undistributed net
                investment income (loss)
                at end of period ..............   $    (60,699)   $          0       $       (139)        $        496
                                                  ============    ============       ============         ============

Changes in Shares Outstanding
        Shares sold ...........................        353,925         963,359              4,975                7,329
        Shares issued on reinvestment
                of dividends ..................              0               0              1,721                3,471
        Shares redeemed .......................       (219,093)       (134,176)            (7,994)             (17,255)
                                                  ------------    ------------       ------------         ------------
        Net increase (decrease) in
                Shares outstanding ............        134,832         829,183             (1,298)              (6,455)
                                                  ============    ============       ============         ============


                                                                    PIA
                                                                  EQUITY
                                                 ---------------------------------------
                                                    For the six
                                                    months ended             Year ended
                                                       May 31,                Nov. 30,
                                                        2000                    1999
                                                 ---------------------------------------
                                                     (Unaudited)

Operations
        Net investment income (loss) ..........   $     (6,476)            $      5,166
        Net realized gain (loss) on investments        626,879                  (32,920)
        Net change in unrealized appreciation
                (depreciation) on investments .       (318,975)                 249,715
                                                  ------------             ------------
        Net increase (decrease) in net assets
                resulting from operations .....        301,428                  221,961
                                                  ------------             ------------
        Net equalization (debits) credits .....              0                        0
                                                  ------------             ------------
Dividends Paid to Shareholders
        Dividends from net investment income ..              0                   (9,651)
        Distributions from realized gains .....              0                 (200,251)
                                                  ------------             ------------
                                                             0                 (209,902)
                                                  ------------             ------------
Fund Share Transactions
        Net proceeds from shares sold .........        650,362                1,632,677
        Dividends reinvested ..................              0                  209,901
        Payment for shares redeemed ...........       (379,336)              (2,039,792)
                                                  ------------             ------------
        Net increase (decrease) in net assets
                from fund share transactions ..        271,026                 (197,214)
                                                  ------------             ------------
        Net increase (decrease) in net assets .        572,454                 (185,155)
        NET ASSETS, Beginning of Period .......      2,071,640                2,256,795
                                                  ------------             ------------
        NET ASSETS, End of Period .............   $  2,644,094             $  2,071,640
                                                  ============             ============
        Undistributed net
                investment income (loss)
                at end of period ..............   $     (3,271)            $      3,204
                                                  ============             ============

Changes in Shares Outstanding
        Shares sold ...........................         31,324                  107,096
        Shares issued on reinvestment
                of dividends ..................              0                   13,490
        Shares redeemed .......................        (18,365)                (132,037)
                                                  ------------             ------------
        Net increase (decrease) in
                Shares outstanding ............         12,959                  (11,451)
                                                  ============             ============


                       See notes to financial statements


                                 MONTEREY FUNDS
                  Notes To Financial Statements - May 31, 2000
                                  (Unaudited)


NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the PIA Income Fund (formerly the Camborne Government Income Fund), the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the OCM Gold Fund, (the "Gold Fund"), long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; the PIA Income Fund, (the "Income Fund") growth of capital, whether over the short or long-term, income and preservation of capital; the PIA Equity Fund, (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

         If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FUTURES CONTRACTS - The Income Fund and Equity Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

         The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.

                                 MONTEREY FUNDS
            Notes To Financial Statements - May 31, 2000 (continued)
                                   (Unaudited)


         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to failure of the exchange.

         FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required. At May 31, 2000, the Gold Fund and Income Fund has capital loss carryovers of approximately $2,706,000 and $41,000, respectively, which expire in varying amounts through 2003 and 2005, respectively.

         OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Gold Fund has an advisory agreement with Orrell Capital Management, a division of Orrell and Company, Inc. ("Orrell"). Under the agreement, the Gold Fund pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                        ASSETS                                 FEE RATE
                        ------                                 --------
                        0 to $50 million ....................   1.000%
                        $50 million to $75 million ..........   0.875%
                        $75 million to $100 million .........   0.750%
                        $100 million to $150 million ........   0.625%
                        $150 million to $200 million ........   0.500%
                        Over $250 million ...................   0.375%

         The Income Fund has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"), and PIA had a sub-advisory agreement with Camborne Advisors Inc. Effective on January 7, 2000, Camborne Advisers resigned as sub-adviser. Under the agreement, the Income Fund pays PIA a fee computed daily and payable monthly, at an annual rate of 0.40% of the Income Fund's daily net assets; and until January 7, 2000, PIA paid Camborne Advisors, Inc. a sub-advisory fee computed daily and paid monthly at an annual rate of 0.20% of the Income Fund's daily net assets.

         The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                        ASSETS FEE                              RATE
                        ----------                              ----
                        0 to $50 million ....................   1.000%
                        $50 million to $75 million ..........   0.875%
                        $75 million to $100 million .........   0.750%
                        $100 million to $150 million ........   0.625%
                        $150 million to $200 million ........   0.500%
                        Over $250 million ...................   0.375%

         During the six months ended May 31, 2000 the advisers agreed to reimburse the Funds for expenses in excess of 2.44% of average net assets for the Gold Fund, 1.80% for the Equity Fund and 1.10% of average net assets for the Income Fund. The amounts reimbursed by the advisers in 2000 are set forth in the Statement of Operations.

                                 MONTEREY FUNDS
            Notes To Financial Statements - May 31, 2000 (continued)
                                   (Unaudited)

         The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.99% for the Gold Fund, 0.10% for the Income Fund and 0.25% for the Equity Fund. Distribution fees incurred by each Fund are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31,2000, were as follows:

                                        PURCHASES            SALES
                                        ---------            -----
                Gold Fund ............. $1,225,719      $      68,786
                Income Fund ...........    506,367            534,995
                Equity Fund ...........  7,427,408          8,401,249

         The cost for Federal income tax purposes for the Gold Fund is $13,394,025, the Income Fund is $818,363 and the Equity Fund is $2,932,059. Unrealized appreciation and depreciation on investments at May 31, 2000 based on cost for Federal income taxes are as follows:

                                   Unrealized      Unrealized
                                   Appreciation    Depreciation        Net
                                   ------------    ------------        ---
                Gold Fund          $ 558,880       ($3,100,621)    ($2,541,741)
                Income Fund            5,418           (23,636)        (18,218)
                Equity Fund           47,620          (294,642)       (247,022)

                                 MONTEREY FUNDS
                                    OCM GOLD
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                 For the six     Year      Year          Year          Year          Year
                                                 months ended    ended     ended         ended         ended         ended
                                                   May 31,      Nov. 30,  Nov. 30,     Nov. 30,       Nov. 30,      Nov. 30,
                                                    2000         1999      1998         1997++         1996*          1995*
                                                 ---------------------------------------------------------------------------
                                                 (Unaudited)

Net asset value, beginning of period ..........   $  4.75      $  4.98     $  5.09      $   8.29     $   5.91     $   5.87
                                                  -------      -------     -------      --------     --------     --------
Income From Investment Operations
Net investment loss ...........................     (0.02)       (0.04)      (0.03)        (0.09)       (0.15)       (0.09)
Net realized and unrealized gain/(loss)
on investments ................................     (0.61)       (0.19)      (0.08)        (3.11)        2.53         0.13
                                                  -------      -------     -------      --------     --------     --------
Total from investment operations ..............     (0.63)       (0.23)      (0.11)        (3.20)        2.38         0.04
                                                  -------      -------     -------      --------     --------     --------
Less Distributions
Dividends from net investment income ..........      0.00         0.00        0.00          0.00         0.00         0
                                                  -------      -------     -------      --------     --------     --------
Total distributions ...........................      0.00         0.00        0.00          0.00         0.00         0
                                                  -------      -------     -------      --------     --------     --------
Net asset value, end of period ................   $  4.12      $  4.75     $  4.98      $   5.09      $  8.29     $   5.91
                                                  =======      =======     =======      ========      =======     ========
Total return** ................................    (13.26%)      (4.62%)     (2.16%)      (38.60%)      40.27%        0.68%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ..........   $10,809      $11,799     $ 8,251      $  1,627      $ 1,531$         421
Ratio of expenses to average net assets .......      2.44%+       2.44%       2.44%         2.44%        2.37%        2.44%
Ratio of expenses to average net
        assets, before reimbursement ..........      2.90%+       3.02%       3.32%         5.78%        6.15%       12.52%
Ratio of net investment income (loss) to
average net assets ............................     (1.10%)+     (1.03%)     (0.96%)       (1.60%)      (1.72%)      (1.57%)
Portfolio turnover rate .......................      0.70%        9.03%       1.73%        17.68%       35.70%       15.57%


+    Annualized
*    Based on average shares outstanding.
**   Excluding sales charge.  Not annualized for periods less than a year.
++ On 12/13/96 Orrell and Company, Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser.


                       See notes to financial statements


                                 MONTEREY FUNDS
                                   PIA INCOME
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                      For the six     Year       Year        Year           Year         Year
                                                     months ended     ended      ended       ended          ended        ended
                                                      May 31,        Nov. 30,   Nov. 30,    Nov. 30,       Nov. 30,     Nov. 30,
                                                        2000           1999       1998        1997           1996         1995
                                                     ---------------------------------------------------------------------------
                                                     (Unaudited)

Net asset value, beginning of period ............    $  13.31      $  14.28     $ 14.00     $  13.59      $   13.88     $ 12.76
                                                     --------      --------     -------     --------      ---------     -------
Income From Investment Operations
Net investment income ...........................        0.38          0.81        0.87         0.89           0.73        0.81
Net realized and unrealized gain/(loss)
on investments ..................................       (0.32)        (0.97)       0.31         0.38          (0.28)       1.12
                                                     --------      --------     -------     --------      ---------     -------
Total from investment operations ................        0.06         (0.16)       1.18         1.27           0.45        1.93
                                                     --------      --------     -------     --------      ---------     -------

Less Distributions
Dividends from net investment income ............       (0.38)        (0.81)      (0.90)       (0.86)         (0.74)      (0.81)
                                                     --------      --------     -------     --------      ---------     -------
Total distributions .............................       (0.38)        (0.81)      (0.90)       (0.86)         (0.74)      (0.81)
                                                     --------      --------     -------     --------      ---------     -------
Net asset value, end of period ..................    $  12.99      $  13.31     $ 14.28     $  14.00       $  13.59     $ 13.88
                                                     ========      ========     =======     ========      =========     =======
Total return* ...................................        0.46%        (1.15%)      8.68%        9.70%          3.42%      15.56%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ............    $    829      $    867     $ 1,022     $    961       $  1,293     $    947
Ratio of expenses to average net assets .........        1.10%+        1.10%       1.10%        1.10%          1.07%       1.10%
Ratio of expenses to average net
assets, before reimbursement ....................        8.14%+        6.50%       4.73%        6.98%          5.68%       5.73%
Ratio of net investment income (loss)
to average net assets ...........................        5.66%+        5.88%       6.15%        6.53%          5.35%       6.04%
Portfolio turnover rate .........................       57.21%       103.24%     122.44%      111.26%        129.17%      91.03%



+   Annualized
*   Excluding sales charge.

                       See notes to financial statements


                                 MONTEREY FUNDS
                                   PIA EQUITY
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                    For the six       Year          Year          Year         Year         Year
                                                   months ended      ended         ended         ended        ended         ended
                                                     May 31,        Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,      Nov. 30,
                                                      2000            1999          1998         1997++       1996*         1995*
                                                  ---------------------------------------------------------------------------------
                                                   (Unaudited)

Net asset value, beginning of period ..............   $  17.68       $ 17.54       $ 20.79       $ 19.63      $ 15.36      $ 11.12

Income From Investment Operations
Net investment income/(loss) ......................      (0.05)         0.05          0.06         (1.21)       (0.37)       (0.24)
Net realized and unrealized gain/(loss)
on investments ....................................       2.69          1.83         (0.91)         3.05         4.64         4.48
Total from investment operations ..................       2.64          1.88         (0.85)         1.84         4.27         4.24

Less Distributions
Dividends from net investment income ..............       0.00         (0.08)         0.00          0.00         0.00         0.00
Distributions from realized gains .................       0.00         (1.66)        (2.40)        (0.68)        0.00         0.00
Total distributions ...............................       0.00         (1.74)        (2.40)        (0.68)        0.00         0.00
Net asset value end of period .....................   $  20.32       $ 17.68       $ 17.54       $ 20.79      $ 19.63      $ 15.36
Total return** ....................................      14.93%        12.07%        (4.86%)        9.96%       27.80%       38.13%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ..............   $  2,644       $ 2,072       $ 2,257       $ 2,777$         715$         526
Ratio of expenses to average net assets ...........       1.80%+        1.80%         2.14%         2.43%        2.25%        2.44%
Ratio of expenses to average net
assets, before reimbursement ......................       3.58%+        5.36%         3.21%         6.71%       11.73%       11.44%
Ratio of net investment income (loss)
to average net assets .............................      (0.44%)+        .30%          .23%        (0.06%)      (2.07%)      (2.21%)
Portfolio turnover rate ...........................     362.70%       276.17%       135.49%       139.57%       41.22%       23.75%


 +   Annualized
 *   Based on average shares outstanding.
 **  Excluding sales charge.
 ++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.

                       See notes to financial statements


                     Monterey Mutual Funds Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                      FUNDS

                        - PIA Short-Term Government Securities
                        - PIA Total Return Bond
                        - PIA Global Bond


                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 2000


                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2000
                                  (Unaudited)


PIA SHORT-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------
DEBT SECURITIES 97.08%
            MORTGAGE BACKED 25.04%
$1,251,077  Bear Stearns Mortgage Sec. Inc., 7.00%,
                due 11/25/10 .................................      $ 1,187,265
   477,426  Centex Home Equity, 7.55%, due 04/25/10 ..........          475,027
 1,000,000  CIT Group Inc., 7.375%, due on 4/25/10 ...........          984,217
   520,000  Contimortgage Home Equity Loan Tr.,
                6.28%, due 12/25/19 ..........................          501,225
   710,000  Countrywide 2000-2 AF-1, 8.18%, due 06/26/20 .....          709,985
   754,643  Countrywide Home Loans, Inc., 8.00%,
                due 08/25/27 .................................          746,723
   960,111  Fairbanks Capital Inc., 5.81%, due 05/25/28 ......          966,112
   355,432  Green Tree Recreational Corp., 6.55%,
                due 07/15/28 .................................          348,058
   682,084  GS MTG SEC 2000-1 A, 6.533%, due 03/20/23 ........          682,084
   489,727  LB Commercial Conduit Mortgage Tr.,
                7.20%, due 08/25/04 ..........................          486,188
   184,667  Norwest Asset Sec. Corp., 7.00%, due 04/25/12 ....          183,699
    22,261  Prudential Home Ser 1993-59, 7.125%,
                due 12/25/00 .................................           22,157
 1,000,000  Prudential Home Ser 1993-9, 7.50%, due 03/25/08 ..          998,968
   833,291  RASC 2000 - KS1 AI1 OF 900,000, 7.615%,
                due 01/25/15 .................................          831,598
   703,460  Residential Accredited Loans, 6.875%,
                due 11/25/27 .................................          698,525
   864,264  Resolution Trust Corp., 8.00%, due 06/25/26 ......          860,846
   500,000  Salomon Brothers 1997-LB6, 6.91%, due 12/25/27 ...          492,402
   242,087  Security National Mortgage Loan Tr., 7.171%,
                due 02/25/06 .................................          235,102
                                                                    -----------
                                                                     11,410,181
                                                                    -----------

            GOVERNMENT AGENCIES 41.65%
   303,037  FHLMC L80215, 6.50%, due 08/01/03 ................          289,955
   226,102  FHLMC L80218, 6.50%, due 09/01/03 ................          216,341
   421,062  FHLMC M80409, 6.00%, due 01/01/03 ................          396,771
   443,758  FHLMC M80478, 7.00%, due 06/01/04 ................          432,155
   100,200  FHLMC N96340, 6.00%, due 04/01/03 ................           94,420
   160,305  FHLMC N96342, 6.00%, due 04/01/03 ................          151,057
   151,454  FHLMC N96369, 6.00%, due 04/01/03 ................          142,717
   313,134  FHLMC N96446, 6.50%, due 04/01/03 ................          299,617
   124,538  FHLMC N96415, 6.50%, due 05/01/03 ................          119,162
   122,265  FHLMC N96779, 6.50%, due 08/01/03 ................          116,987
   793,800  FHLMC 1232F, 7.50%, due 09/15/06 .................          796,281
   119,289  FHLMC 609231, 5.61%, due 02/01/24 ................          121,802
   302,988  FHLMC ARM 755204, 8.60%, due 08/01/15 ............          310,419

0 See Note 2 in Notes to Financial Statements.

                       See notes to financial statements


                                      -1-



                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

            GOVERNMENT AGENCIES 41.65% (continued)
$  479,403  FHLMC ARM POOL 635206, 6.89%, due 10/01/22 .......      $   485,827
 1,601,634  FNMA ARM 323802, 6.92%, due 04/01/27 .............        1,589,867
   415,007  FNMA CMO 415842, 11.00%, due 01/01/13 ............          444,022
 1,000,000  FNMA FNR 1992-22 HA, 7.00%, due 11/25/05 .........          996,985
 1,000,000  FNMA 1992-180 FG, 6.76%, due 01/25/22 ............        1,022,103
 1,455,691  GNMA ARM 80013, 7.00%, due 11/20/26 ..............        1,465,792
 1,072,381  GNMA ARM 80021, 6.13%, due 12/20/26 ..............        1,066,339
   375,478  GNMA ARM 80029, 6.38%, due 01/20/27 ..............          373,754
   712,631  GNMA ARM 80122, 6.13%, due 10/20/27 ..............          707,925
   777,784  GNMA ARM 80143, 6.00%, due 12/20/27 ..............          783,211
 3,607,570  GNMA ARM 80154, 6.38%, due 01/20/28 ..............        3,599,345
 1,955,193  GNMA ARM 8062, 6.13%, due 10/20/22 ...............        1,954,511
   284,994  GNMA ARM 8871, 6.13%, due 11/20/21 ...............          285,003
   710,000  GSMS 2000-GSFL A, 6.17%, due 08/15/12 ............          710,000
                                                                    -----------
                                                                     18,972,368
                                                                    -----------

--------------------------------------------------------------------------------
Shares/Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

            U.S. TREASURY NOTES 30.39%
 4,200,000  U.S. Treasury Note, 6.25%, due 04/30/2001 ........        4,184,250
 2,200,000  U.S. Treasury Note, 6.625%, due 06/30/01 .........        2,197,939
 1,000,000  U.S. Treasury Note, 6.625%, due 06/30/01 .........          998,125
 6,500,000  U.S. Treasury Note, 6.375%, due 09/30/01 .........        6,467,500
                                                                    -----------
                                                                     13,847,814
                                                                    -----------

TOTAL DEBT SECURITIES
            (cost $44,779,590) ...............................       44,230,363
                                                                    -----------
SHORT TERM INVESTMENTS 3.68%
 1,677,334  Firstar Treasury Fund
            (cost $1,677,334) ................................        1,677,334
                                                                    -----------
TOTAL INVESTMENTS
            (cost $46,456,924) ......................  100.76%       45,907,697
LIABILITIES LESS OTHER ASSETS .......................   (0.76%)        (346,843)
                                                       -------      -----------
TOTAL NET ASSETS ....................................  100.00%      $45,560,854
                                                       =======      ===========

0 See Note 2 in Notes to Financial Statements.
  FHLMC -- Federal Home Loan Mortgage Company.
  FHLMC ARM -- Federal Home Loan Mortgage Company Adjustable Rate Mortgage.
  FNMA -- Federal National Mortgage Association.
  FNMA ARM -- Federal National Mortgage Association Adjustable Rate Mortgage.
  GNMA -- Government National Mortgage Association.


                       See notes to financial statements


                                      -2-




                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)


PIA TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Shares                                                             Value(degree)
--------------------------------------------------------------------------------

PREFERRED STOCK 1.52%
    15,300  New Plan Excel Realty Trust Inc. Pfd B ...........      $   292,613
     7,500  Thornburg Mortgage Asset Corp. Series A ..........          147,656
                                                                    -----------
TOTAL PREFERRED STOCK
                (cost $525,507) ..............................          440,269
                                                                    -----------



Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 95.66%
            MORTGAGE BACKED SECURITIES 14.46%
$  307,544  BA Mortgage Securities Inc., due 10/25/27 ........          292,350
   257,402  Blackrock Capital Finance L.P. 1997 R1,
                due 03/25/37 .................................          257,081
   177,961  CAPCO 1998-D7-A-1A, due 09/16/30 .................          165,448
   175,000  Carousel Center Finance Inc. A1, due 11/15/07 ....          171,538
   280,000  Chase Mortgage Finance Corp., due 06/25/25 .......          259,612
   480,000  Countrywide 00-1 A2, due 02/25/30 ................          445,701
   250,000  Countrywide 00-R183, due 12/28/27 ................          190,547
   378,076  DLJ Mortgage Acceptance Corp., 1994-MF11 A1,
                due 06/18/04 .................................          382,970
     2,200  FBC Mortgage Securities B2, due 08/20/09 .........            2,197
    61,833  FDIC Remic Trust 1996-C1 1A, due 05/25/26 ........           60,351
   216,227  Lehman Structured Securities Corp., 7.995%,
                due 06/25/26 .................................          217,910
    15,585  Prudential Home Mortgage 1993-59 A5,
                due 12/25/00 .................................           15,512
   120,469  SASCO 1995-C4 D, due 06/25/26 ....................          117,872
   479,051  SASCO 1998-C3A E, due 06/25/01 ...................          477,437
   130,608  Security National Mortgage Loan Trust,
                due 02/25/06 .................................          126,839
   800,000  Structured Asset Securities Corp., 1996-CFL C,
                due 02/25/28 .................................          795,280
   221,865  Structured Settlements 99-A A, due 10/20/15 ......          215,140
                                                                    -----------
                                                                      4,193,785
                                                                    -----------

            ASSET BACKED SECURITIES 5.38%
   365,000  California Infrastructure PG&E, 1997-A7,
                due 09/25/08 .................................          348,296
   200,000  Cigna CBO 1996-1 A2, due 11/15/08 ................          201,438
   500,000  Rhyno CBO Delaware Corp., 1997-1 A2,
                due 09/15/09 .................................          488,594
   370,000  Team Fleet Financial 1998--3 A, due 10/25/04 .....          350,927
   170,370  UCFC Home Equity Loan 1995-A1, A5,
                due 01/10/20 .................................          170,899
                                                                    -----------
                                                                      1,560,154
                                                                    -----------
CORPORATE BONDS 34.42%
            AEROSPACE/DEFENSE 1.63%
   346,357  Airplanes Passthrough Trust, 8.15%, due 03/15/19 .          313,309
   175,000  Lockheed Martin Marietta, 7.00%, due 03/15/11 ....          158,862
                                                                    -----------
                                                                        472,171
                                                                    -----------
            AIRLINES 0.08%
    25,000  Southwest Air, 7.375%, due 03/01/27 ..............           22,753
                                                                    -----------


0 See Note 2 in Notes to Financial Statements.


                       See notes to financial statements

                                      -3-




                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

PIA TOTAL RETURN BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

            AUTOMOTIVE 1.44%
$  210,000  Ford Motor Credit, 9.14%, due 12/30/14 ...........      $   217,168
   210,000  General Motors Acceptance Corp., 5.875%,
                due 01/22/03 .................................          200,628
                                                                    -----------
                                                                        417,796
                                                                    -----------
            BANKING & Financial Services 9.54%
   135,000  Banc One Corp., 7.625%, due 10/15/26 .............          123,570
   175,000  BankBoston, 6.375%, due 03/25/08 .................          158,155
   340,000  Bankers Trust, 8.125%, due 04/01/02 ..............          341,593
   185,000  Bear Stearns Co., 7.00%, due 03/01/07 ............          169,979
   335,000  Countrywide Home Loan, 7.26%, due 05/10/04 .......          322,920
   160,000  Fairfax Financial Holdings 144A, 7.375%,
                due 03/15/06 .................................          135,326
   160,000  First Bank System, 7.625%, due 05/01/05 ..........          157,716
   270,000  Freemont General Corp. 144A, 7.875%,
                due 03/17/09 .................................          114,750
   255,000  General Electric Capital, 8.875%, due 05/15/09 ...          275,450
   225,000  Lehman Brothers Holdings, 6.50%, due 10/01/02 ....          218,027
   280,000  Merit Securities Corp., 7.88%, due 12/28/33 ......          275,625
   170,000  Morgan Stanley Group, 6.875%, due 03/01/07 .......          159,364
   315,000  PNC Bank Corp., 7.875%, due 04/15/05 .............          314,986
                                                                    -----------
                                                                      2,767,461
                                                                    -----------
            CHEMICALS 0.66%
   205,000  Eastman Chemical Co., 6.375%, due 01/15/04 .......          192,457
                                                                    -----------
            COMPUTERS/SOFTWARE 0.55%
   175,000  Computer Associates International, 6.375%,
                due 04/15/05 .................................          160,327
                                                                    -----------
            CRUISELINES 1.04%
   180,000  Carnival Corp., 6.15%, due 04/15/08 ..............          158,548
   165,000  Royal Caribbean Cruises, 7.00%, due 10/15/07 .....          142,585
                                                                    -----------
                                                                        301,133
                                                                    -----------
            DIVERSIFIED MINERALS 0.63%
   200,000  American Re Corp., 7.45%, due 10/15/26 ...........          182,989
                                                                    -----------
            ELECTRONIC COMPONENTS/SEMICONDUCTORS 1.15%
   180,000  Applied Materials, 6.75%, due 10/15/07 ...........          167,779
   180,000  Thomas & Betts Corp., 6.625%, due 05/07/08 .......          166,201
                                                                    -----------
                                                                        333,980
                                                                    -----------
            HOTELS 1.25%
   220,000  Marriott International 144A, 6.875%,
                due 11/15/05 .................................          205,208
   175,000  Mirage Resorts Inc., 7.25%, due 10/15/06 .........          157,786
                                                                    -----------
                                                                        362,994
                                                                    -----------
            INSURANCE 2.57%
   205,000  Aetna Services Inc., 7.125%, due 08/15/06 ........          191,067
   170,000  CNA Financial Corp., 6.50%, due 04/15/05 .........          151,590

0 See Note 2 in Notes to Financial Statements.


                       See notes to financial statements

                                      -4-




                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

PIA TOTAL RETURN BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

            INSURANCE 2.57% (continued)
$  215,000  Conseco Inc., 6.40%, due 06/15/01 ................      $   162,325
   110,000  First Security Corp., 6.875%, due 11/15/06 .......          103,077
   140,000  ITT Hartford Group, 6.375%, due 11/01/02 .........          135,314
                                                                    -----------
                                                                        743,373
                                                                    -----------
            MULTIMEDIA 0.62%
   190,000  Time Warner Entertainment, 7.25%, due 09/01/08 ...          179,556
                                                                    -----------
            PIPELINE  0.62%
   175,000  Questar Pipeline Corp., 9.375%, due 06/01/21 .....          179,167
                                                                    -----------
            REAL ESTATE & Mortgage Related 4.03%
   270,000  Health Care Properties Inc., 6.50%, due 02/15/06 .          231,109
   191,000  Kimco Realty Corp., 6.50%, due 10/01/03 ..........          180,506
   150,000  Nationwide Health Properties Inc., 8.67%,
                due 03/10/05 .................................          140,667
   205,000  Security Cap. Industrial, 7.625%, due 07/01/17 ...          182,843
   160,000  Southern Investments UK, 6.80%, due 12/01/06 .....          145,797
   310,000  United Dominion Realty Trust Inc., 7.95%,
                due 07/12/06 .................................          288,191
                                                                    -----------
                                                                      1,169,113
                                                                    -----------
            RETAIL 1.65%
   350,000  Ikon Office Solutions Inc., 6.75%, due 11/01/04 ..          318,887
   190,000 J.C. Penney & Co., 7.60%, due 04/01/07 ............          159,581
                                                                    -----------
                                                                        478,468
                                                                    -----------
            TELECOMMUNICATIONS 2.51%
   175,000  Airtouch Communications, 6.65%, due 05/01/08 .....          159,146
   240,000  AT&T Corp., 6.00%, due 03/15/09 ..................          209,591
   205,000  Frontier Corp., 7.25%, due 05/15/04 ..............          194,142
   165,000  Worldcom Inc., 7.55%, due 04/01/04 ...............          164,110
                                                                    -----------
                                                                        726,989
                                                                    -----------
            TRANSPORTATION 2.04%
   170,000  AMR Corp., 10.05%, due 03/07/06 ..................          179,943
   165,000  Canadian National Railway, 7.00%, due 03/15/04 ...          160,342
   278,047  Federal Express Etc., 6.845%, due 01/15/19 .......          251,776
                                                                    -----------
                                                                        592,061
                                                                    -----------
            UTILITIES 2.41%
   300,000  AES Ironwood LLC, 8.857%, due 11/30/25 ...........          286,432
   180,000  Southern California Edison, 6.65%, due 04/01/29 ..          147,574
   260,000  Virginia Electric & Power, 8.75%, due 04/01/21 ...          264,522
                                                                    -----------
                                                                        698,528
                                                                    -----------
0 See Note 2 in Notes to Financial Statements.


                       See notes to financial statements

                                      -5-




                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

PIA TOTAL RETURN BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------
            U.S. Government Securities 41.40%
                   Government Agencies 28.41%
$  120,000  Fannie Mae X-130A H, 6.30%, due 09/25/18 .........      $   118,472
   340,000  Fannie Mae, 7.125%, due 01/15/30 .................          331,415
   290,000  Fannie Mae, 7.25%, due 05/15/30 ..................          287,535
   322,000  FHG 42 I, 8.00%, due 10/17/24 ....................          322,224
   250,000  FHLMC 1312 I, 8.00%, due 07/15/22 ................          247,480
   100,000  FHLMC 1704 E, 6.50%, due 03/15/09 ................           93,409
   821,904  FNMA #533167, 7.50%, due 04/01/30 ................          798,855
     4,450  FNMA 1992-12 SA, 9.334%, due 01/25/22 ............            4,341
   849,494  FNMA 429618, 6.50%, due 07/01/28 .................          786,151
    89,330  FNMA 443589, 6.50%, due 10/01/28 .................           82,669
    70,233  FNMA 5313317, 7.50%, due 04/01/30 ................           68,264
   604,864  FNMA Pool 313947, 7.00%, due 01/01/28 ............          574,216
 1,468,850  FNMA Pool 495378, 6.00%, due 04/01/29 ............        1,318,717
 1,370,082  FNMA Pool 502454, 6.50%, due 07/01/29 ............        1,267,922
       411  GNMA 175288, 8.75%, due 09/15/01 .................              413
       406  GNMA 198340, 8.75%, due 02/15/02 .................              409
   540,000  GNMA 1996-4 N, 7.00%, due 04/16/26 ...............          507,131
   568,763  GNMA 501569, 7.50%, due 03/15/29 .................          558,950
   905,065  GNMA 5036003, 7.00%, due 04/15/29 ................          868,823
                                                                    -----------
                                                                      8,237,396
                                                                    -----------
            U.S. TREASURY NOTES 12.99%
   470,000  U.S. Treasury Note, 5.25%, due 08/15/03 ..........          451,347
   500,000  U.S. Treasury Note, 6.50%, due 10/15/06 ..........        1,491,095
   370,000  U.S. Treasury Note, 6.00% due 08/15/09 ...........          360,403
   530,000  U.S. Treasury Note, 6.125%, due 11/15/27 .........          519,400
   300,000  U.S. Treasury Note, 5.25%, due 11/15/28 ..........          261,094
   590,000  U.S. Treasury Note, 5.50%, due 08/15/28 ..........          531,369
   175,000  U.S. Treasury Note, 5.25%, due 02/15/29 ..........          152,906
                                                                    -----------
                                                                      3,767,614
                                                                    -----------

TOTAL LONG TERM INVESTMENTS
            (cost $29,470,646) ...............................       27,740,265
                                                                    -----------

SHORT TERM INVESTMENTS 1.87%
   543,059  Star Treasury Fund
                (cost $543,059) ..............................          543,059
                                                                    -----------

TOTAL INVESTMENTS
                (cost $30,539,212) ...........  99.06%               28,723,593
Other assets less liabilities ................   0.94%                  271,442
                                               -------              -----------
TOTAL NET ASSETS ............................. 100.00%              $28,995,035
                                               =======              ===========




0 See Note 2 in Notes to Financial Statements.


                       See notes to financial statements

                                       -6-




                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2000
                                   (Unaudited)

PIA GLOBAL BOND FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal
Value                                                             Value(degree)
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 90.86%
            FOREIGN GOVERNMENT OBLIGATIONS 7.83%
            ENGLAND7.83%
$   60,000  Credit Suisse FB, 8.50%, due 11/18/04 ............      $    56,395
                                                                    -----------

            MORTGAGE-BACKED SECURITIES 28.78%
     7,483   FRN 97-27A, 7.00%, due 09/18/21 .................            7,466
   100,000  HRFT Properties Trust, 6.56%, due 7/10/00 ........          100,011
   100,000  Prudential Home Mortgage Securities,
                7.50%, 03/25/08 ..............................           99,897
                                                                    -----------
                                                                        207,374
                                                                    -----------
            U.S. TREASURY NOTES 54.25%
   110,000  U.S. Treasury Notes, 7.25%, due 08/15/04 .........          112,406
   110,000  U.S. Treasury Notes, 6.50%, due 10/15/06 .........          109,347
   160,000  U.S. Treasury Notes, 5.25%, due 11/15/28 .........          139,250
    30,000  U.S. Treasury Notes, 6.125%, due 08/15/29 ........           29,887
                                                                    -----------
                                                                        390,890
                                                                    -----------
TOTAL LONG TERM INVESTMENTS
            (cost $664,446) ..................................          654,659
                                                                    -----------
SHORT TERM INVESTMENTS 9.33%
            MUTUAL FUNDS 5.30%
    38,206  Firstar Treasury Fund (cost $38,206) .............           38,206
                                                                    -----------
            REPURCHASE AGREEMENTS 4.03%
    29,000  Firstar Bank Repurchase Agreement 3.75%,
                due June 1, 2000 collateralized by:
                FHA/VA Pool, 6.50%, due 08/15/11 ($29,586)
                (cost $29,000) ...............................           29,000
                                                                    -----------

TOTAL SHORT TERM INVESTMENTS
            (cost $67,206) ...................................           67,206
                                                                    -----------
TOTAL INVESTMENTS
            (cost $731,652) ....................  100.19%               721,865
Liabilities less other assets ..................   (0.19%)               (1,357)
                                                  -------           -----------
TOTAL NET ASSETS ...............................  100.00%           $   720,508
                                                  =======           ===========


                       See notes to financial statements

                                       -7-


                                 MONTEREY FUNDS
               Statements of Assets and Liabilities - May 31, 2000
                                   (Unaudited)



                                                                          PIA               PIA
                                                                        SHORT TERM         TOTAL               PIA
                                                                        GOVERNMENT         RETURN             GLOBAL
                                                                        SECURITIES          BOND               BOND
                                                                        ----------------------------------------------
ASSETS
        Investments in securities, at value
                (cost $46,456,924, $30,539,212 and
                $731,652,respectively) .............................    $ 45,907,697     $ 28,723,593     $    721,865
        Cash .......................................................               0           94,294            1,207
        Receivable for securities sold .............................          64,097            8,829                0
        Receivable for fund shares sold ............................          38,072                0                0
        Income receivable ..........................................         370,828          237,080           11,329
        Due from investment adviser (Note 3) .......................               0                0            7,884
        Prepaid expenses and other .................................           3,158            4,398            6,180
                                                                        ------------     ------------     ------------
                Total assets .......................................      46,383,852       29,068,194          748,465
                                                                        ------------     ------------     ------------

LIABILITIES
        Payable to custodian .......................................          16,167                0                0
        Payable for securities purchased ...........................         714,664                0                0
        Dividends payable ..........................................          62,475           54,982           11,633
        Due to investment adviser (Note 3) .........................             456            6,407                0
        Accrued expenses and other .................................          29,236           11,770           16,324
                                                                        ------------     ------------     ------------
                Total liabilities ..................................         822,998           73,159           27,957
                                                                        ------------     ------------     ------------
                Total net assets ...................................    $ 45,560,854     $ 28,995,035     $    720,508
                                                                        ------------     ------------     ------------

NET ASSETS
        Shares of beneficial interest, no par value;
                unlimited shares authorized ........................    $ 46,419,758     $ 31,353,963     $  1,276,758
        Undistributed net investment income ........................          34,011           10,088            4,650
        Accumulated net realized (loss)on
                investments and foreign currencies .................        (343,688)        (553,398)        (542,119)
        Net unrealized (depreciation)
                on investments and foreign currencies ..............        (549,227)      (1,815,618)         (18,781)
                                                                        ------------     ------------     ------------
                Net assets .........................................    $ 45,560,854     $ 28,995,035     $    720,508
                                                                        ============     ============     ============

CALCULATION OF OFFERING PRICE
        Net asset value, offering and redemption price per share ...    $       9.99     $      18.44     $      18.70
                                                                        ============     ============     ============
        Shares Outstanding .........................................       4,558,621        1,572,706           38,533
                                                                        ============     ============     ============

                        See notes to financial satements


                                 MONTEREY FUNDS
               Statements of Assets and Liabilities - May 31, 2000
                                   (Unaudited)





                                                                              PIA                PIA
                                                                          SHORT TERM            TOTAL                PIA
                                                                          GOVERNMENT           RETURN               GLOBAL
                                                                          SECURITIES            BOND                 BOND
                                                                          ---------------------------------------------------
INVESTMENT INCOME
        Interest ...................................................       $ 1,517,853        $   999,208        $   136,896
        Dividend ...................................................                 0             13,351                  0
                                                                           -----------        -----------        -----------
                Total investment income ............................         1,517,853          1,012,559            136,896
                                                                           -----------        -----------        -----------

EXPENSES
        Adviser fees (Note 3) ......................................            46,644             43,217              9,574
        Distribution fees (Note 4) .................................            11,661                  0                  0
        Transfer agent fees ........................................             4,252              4,392              7,804
        Administrative fees (Note 3) ...............................            21,151             17,905              8,927
        Custodian fees .............................................            13,125             11,628              4,244
        Audit fees .................................................             4,011              4,011              3,989
        Legal fees .................................................             3,083              2,827              2,439
        Registration fees ..........................................             4,485              2,165                  0
        Trustees' fees .............................................               634                760                652
        Printing expense ...........................................             1,381                640                399
        Amortization of deferred organization expenses .............                 0                  0                120
        Postage expense ............................................               271                233                412
        Other expenses .............................................             3,202              1,843                 86
                                                                           -----------        -----------        -----------
                Total expenses .....................................           113,900             89,621             38,646
        Less: Expense reimbursement from adviser (Note 3) ..........           (44,053)           (31,706)           (29,052)
                                                                           -----------        -----------        -----------
                Net expenses .......................................            69,847             57,915              9,594
                                                                           -----------        -----------        -----------
                Net investment income (loss) .......................         1,448,006            954,644            127,302
                                                                           -----------        -----------        -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments
                and foreign currencies .............................          (160,270)           (27,393)          (476,188)
        Net change in unrealized appreciation (depreciation) on
                investments and foreign currencies .................          (191,355)          (693,900)           309,445
                                                                           -----------        -----------        -----------
        Net income (loss) on investments ...........................          (351,625)          (721,293)          (166,743)
                                                                           -----------        -----------        -----------
        Net increase (decrease) in net assets
                resulting from operations ..........................       $ 1,096,381        $   233,351        $   (39,441)
                                                                           ===========        ===========        ===========

                       See notes to financial statements


                                 MONTEREY FUNDS
                       Statements of Changes in Net Assets

                                                              PIA
                                                           SHORT TERM                      PIA
                                                           GOVERNMENT                     TOTAL                      PIA
                                                           SECURITIES                  RETURN BOND                GLOBAL BOND
                                                    --------------------------------------------------------------------------------
                                                    For the six                  For the six                For the six
                                                    months ended  Year ended    months ended  Year ended    months ended  Year ended
                                                       May 31,     Nov. 30,        May 31,     Nov. 30,       May 31,       Nov. 30,
                                                       2000         1999            2000         1999          2000          1999
                                                    (Unaudited)                  (Unaudited)                (Unaudited)
                                                    --------------------------------------------------------------------------------

OPERATIONS
        Net investment income (loss) ...........  $ 1,448,006  $  2,776,642    $   954,644   $ 1,712,044   $   127,302   $  290,555
        Net realized gain (loss) on
                investments and foreign
                currencies .....................     (160,270)     (157,319)       (27,393)     (526,006)     (476,188)     (58,284)
        Net change in unrealized appreciation
        (depreciation) on investments and
        foreign currencies .....................     (191,355)   (1,118,845)      (693,900)   (1,341,055)      309,445     (538,923)
                                                  -----------  ------------    -----------   -----------   -----------   ----------
        Net increase (decrease) in net assets
                resulting from operations ......    1,096,381     1,500,478        233,351      (155,017)      (39,441)    (306,652)
                                                  -----------  ------------    -----------   -----------   -----------   ----------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ...   (1,420,576)   (2,770,061)      (951,796)   (1,705,557)     (122,652)    (296,220)
        Distributions from net realized gains ..            0      (305,161)             0       (49,227)            0      (33,883)
                                                  -----------  ------------    -----------   -----------   -----------   ----------
                                                   (1,420,576)   (3,075,222)      (951,796)   (1,754,784)     (122,652)    (330,103)
                                                  -----------  ------------    -----------   -----------   -----------   ----------
FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ..........    7,239,980    10,442,572      2,423,425     9,966,142             0      714,990
        Dividends reinvested ...................    1,154,801     2,739,662        651,594     1,193,499       101,735      317,390
        Payment for shares redeemed ............   (9,964,986)  (21,141,334)    (3,013,570)   (4,541,644)   (4,930,075)    (742,405)
                                                  -----------  ------------    -----------   -----------   -----------   ----------
        Net increase (decrease) in net assets
                from fund share transactions ...   (1,570,205)   (7,959,100)        61,449     6,617,997    (4,828,340)     289,975
                                                  -----------  ------------    -----------   -----------   -----------   ----------
        Net increase (decrease) in net assets ..   (1,894,400)   (9,533,844)      (656,996)    4,708,196    (4,990,433)    (346,780)
        NET ASSETS, BEGINNING OF PERIOD ........   47,455,254    56,989,098     29,652,031    24,943,835     5,710,941    6,057,721
                                                  -----------  ------------    -----------   -----------   -----------   ----------
        NET ASSETS, END OF PERIOD ..............  $45,560,854  $ 47,455,254    $28,995,035   $29,652,031   $   720,508   $5,710,941
                                                  ===========  ============    ===========   ===========   ===========   ==========
        Undistributed net investment
                income (loss) at end of period..  $    34,011  $      6,581    $    10,088   $     7,241   $     4,650   $        0
                                                  ===========  ============    ===========   ===========   ===========   ==========

CHANGES IN SHARES OUTSTANDING
        Shares sold ............................      720,704     1,024,239         129,981       509,738             0      34,047
        Shares issued on reinvestment
                of dividends ...................      115,227       269,057          34,948        61,491         5,390      15,668
        Shares redeemed ........................     (991,615)   (2,069,018)       (159,666)     (234,458)     (263,646)    (37,144)
                                                  -----------  ------------    ------------   -----------   -----------   ----------
        Net increase (decrease) in
                Shares outstanding .............     (155,684)     (775,722)          5,263       336,771      (258,256)     12,571
                                                  ===========  ============    ============   ===========   ===========   =========



                       See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2000
                                  (Unaudited)

NOTE 1.  ORGANIZATION
    Monterey Mutual Fund (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the PIA Income Fund, (formerly Camborne Government Income), the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Global Bond Fund, (the "Global Bond Fund"), to provide a high level of current income through investing in bonds denominated in U.S. dollars and other currencies; and the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements.

SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

    OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

    The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

    FUTURES CONTRACTS - The Global Bond Fund and the Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

    FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

    The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2000
                                  (Unaudited)


    Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

    FEDERAL INCOME TAXES - It is each Trust's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required. At May 31, 2000, the Short-Term Government Securities Fund and the Total Return Bond Fund have capital loss carryovers of approximately $157,000 and $498,000, respectively.

    ORGANIZATIONAL COSTS - These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations.

    OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

    The Short-Term Government Fund, the Total Return Bond Fund and the Global Bond Fund each has an investment advisory agreement with PIA. Each Fund pays PIA a fee, computed daily and payable monthly, at the annual rate of 0.20%, 0.30% and 0.40%, respectively, of their net assets.

    For the six months ended May 31, 2000 the advisers agreed to reimburse the Funds for expenses (except distribution fees) in excess of 0.30% of average net assets of the Short-Term Government Fund, 0.40% of average net assets of Total Return Bond Fund, and 0.51% of average net assets for the Global Bond Fund.

    The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

    Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the PIA Short-Term Government Securities Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund.

NOTE 5. PURCHASES AND SALES OF SECURITIES

    The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2000, were as follows:

                                     PURCHASES         SALES
                                     ---------         -----
Short-Term Government Fund ......  $28,438,129     $30,009,897
Total Return Bond Fund ..........    5,052,571       5,148,315
Global Bond Fund ................    3,727,314       8,459,602

Unrealized appreciation and depreciation on investments at May 31, 2000 based on cost for Federal income taxes, are as follows:

                                     UNREALIZED      UNREALIZED
                                    APPRECIATION    DEPRECIATION         NET
                                    ------------    ------------         ---

Short-Term Government Fund ......   $  22,383      ($  571,610)    ($  549,227)
Total Return Bond Fund ..........      48,290       (1,863,909)    ( 1,815,619)
Global Bond Fund ................       1,936          (11,723)         (9,787)


                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   FOR THE SIX
                                                   MONTHS ENDED    YEAR ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                     MAY 31,        NOV. 30,    NOV. 30,       NOV. 30,     NOV. 30,     NOV. 30,
                                                      2000            1999         1998         1997         1996*        1995*
                                               -----------------------------------------------------------------------------------
                                                 (UNAUDITED)

Net asset value, beginning of period ......    $    10.07      $    10.38    $   10.26     $   10.21     $    10.12     $    9.98
                                               ----------      ----------    ---------     ---------     ----------     ---------
Income from investment operations
Net investment income .....................          0.31            0.55         0.57          0.61           0.56          0.57
Net realized and unrealized gain (loss)
        on investments ....................         (0.08)          (0.25)        0.13          0.06           0.19          0.14
                                               ----------      ----------    ---------     ---------     ----------     ---------
Total from investment operations ..........          0.23            0.30         0.70          0.67           0.75          0.71
                                               ----------      ----------    ---------     ---------     ----------     ---------

Less distributions
Dividends from net investment income ......         (0.31)          (0.55)       (0.57)        (0.61)         (0.56)        (0.57)
Distributions from net realized gains .....          0.00           (0.06)       (0.01)        (0.01)         (0.10)         0.00
                                               ----------      ----------    ---------     ---------     ----------     ---------
Total distributions .......................         (0.31)          (0.61)       (0.58)        (0.62)         (0.66)        (0.57)
                                               ----------      ----------    ---------     ---------     ----------     ---------
Net asset value, end of period ............    $     9.99      $    10.07    $   10.38     $   10.26     $    10.21     $   10.12
                                               ==========      ==========    =========     =========     ==========     =========
Total return** ............................          2.31%           3.00%        6.99%         6.56%          7.68%         7.50%

Ratios/supplemental data
Net assets, end of period (in 000's) ......    $    45,561     $    47,455   $   56,989    $   52,912    $   20,464    $    3,405
Ratio of expenses to average net assets ...          0.30%+          0.30%        0.30%         0.30%          0.44%         0.46%
Ratio of expenses to average net assets,
        before reimbursement ..............          0.49%+          0.47%        0.46%         0.55%          1.19%         2.01%
Ratio of net investment income (loss)
        to average net assets .............          6.21%+          5.40%        5.51%         5.77%          5.51%         5.71%
Portfolio turnover rate ...................         62.67%         110.15%      138.44%        63.08%         21.54%       163.55%

----------
  +  Annualized
 **  Not annualized for periods less than a year.
  *  Based on average shares outstanding


                       See notes to financial statements


                                 MONTEREY FUNDS
                             PIA TOTAL RETURN BOND
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                FOR THE SIX
                                                MONTHS ENDED        YEAR ENDED          SEPT. 1, 1998
                                                  MAY 31,            NOV. 30,     (COMMENCEMENT OF OPERATIONS)
                                                   2000               1999          THROUGH NOV. 30, 1998
                                             --------------------------------------------------------------
                                                (Unaudited)
Net asset value, beginning of period ...     $       18.92       $       20.27          $    20.00
                                             -------------       -------------          -----------

Income from investment operations
Net investment income ..................              0.62                1.16                0.27
Net realized and in unrealized
        gain (loss) on investments .....             (0.48)              (1.31)               0.26
                                             -------------       -------------          -----------
Total from investment operations .......              0.14               (0.15)               0.53
                                             -------------       -------------          -----------

Less distributions
Dividends from net investment income ...             (0.62)              (1.16)              (0.26)
Distributions from net realized gains ..              0.00               (0.04)               0.00
                                             -------------       -------------          -----------
Total distributions ....................             (0.62)              (1.20)              (0.26)
                                             -------------       -------------          -----------
Net asset value, end of period .........     $       18.44       $       18.92          $     20.27
                                             =============       =============          ===========
Total return** .........................             0.75%              (0.74%)              2.65%

Ratios/supplemental data
Net assets, end of period (in 000's) ...     $      28,995       $      29,652          $   24,944
Ratio of expenses to average net assets              0.40%+               0.40%              0.40%+
Ratio of expenses to average net assets,
        before reimbursement ...........             0.62%+               0.63%              0.63%+
Ratio of net investment income
        (loss) to average net assets ...             6.63%+               6.06%              5.49%+
Portfolio turnover rate ................            17.77%              104.13%             13.22%


+    Annualized
**   Not annualized for periods less than a year.

                       See notes to financial statements


                                 MONTEREY FUNDS
                                 PIA GLOBAL BOND
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  FOR THE SIX                                APRIL 1, 1997
                                                  MONTHS ENDED   YEAR ENDED     YEAR ENDED  (COMMENCEMENT OF
                                                    MAY 31,        NOV. 30,      NOV. 30,    OPERATIONS)
                                                     2000           1999          1998     THROUGH NOV. 30, 1997
                                                ----------------------------------------------------------------
                                                  (Unaudited)

Net asset value, beginning of period ........   $    19.24   $      21.31     $    20.33    $      20.00
                                                   -------      ---------      ---------       ---------

Income from investment operations
Net investment income .......................         0.51           0.90           0.99            0.50
Net realized and in unrealized gain (loss) on
        investments and foreign currencies ..        (0.42)         (1.89)          1.03            0.32
                                                   -------      ---------      ---------       ---------
Total from investment operations ............         0.09          (0.99)          2.02            0.82
                                                   -------      ---------      ---------       ---------

Less distributions
Dividends from net investment income ........        (0.63)         (0.96)         (1.04)          (0.49)
Distributions from realized gains ...........         0.00          (0.12)          0.00            0.00
                                                   -------      ---------      ---------       ---------
Total distributions .........................        (0.63)         (1.08)         (1.04)          (0.49)
                                                   -------      ---------      ---------       ---------
Net asset value, end of period ..............   $    18.70   $      19.24     $    21.31    $      20.33
                                                   =======      =========      =========       =========
Total return** ..............................         0.49%         (4.78%)        10.23%           4.15%

Ratios/supplemental data
Net assets, end of period (in 000's) ........   $      721   $      5,711     $    6,058       $   5,585
Ratio of expenses to average net assets .....        0.51%+         0.51%          0.52%           0.51%+
Ratio of expenses to average net
        assets, before reimbursement ........        1.61%+         1.37%          1.38%           2.05%+
Ratio of net investment income
        (loss) to average net assets ........        5.31%+         4.68%          4.80%           4.71%+
Portfolio turnover rate .....................       80.06%         86.40%        176.66%          82.47%

----------
+  Annualized
** Not annualized for periods less than a year.

                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401